united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246
(Address of principal executive offices)	(Zip code)

Wendy Wang, Gemini Fund Services, LLC.
4221 North 203rd Street, Suite 100 Elkhorn, Nebrask 68022-3474
(Name and address of agent for service)

Registrant’s telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 5/31/20

Item 1. Reports to Stockholders.

Inspire Global Hope ETF (BLES)

Inspire Small/Mid Cap Impact ETF (ISMD)

Inspire Corporate Bond Impact ETF (IBD)

Inspire 100 ETF (BIBL)

Inspire International ESG ETF (WWJD)

Semi-Annual Report

May 31, 2020

1-877-658-9473

www.inspireinvesting.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.inspireetf.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

INSPIRE ETF SEMI-ANNUAL REPORT

SHAREHOLDER LETTER (unaudited)

Dear Shareholders:

We are honored to present you with the Semi-Annual Report for the Inspire Investing suite of Exchange Traded Funds (ETFs) as of May 31,2020.

The past six months has been very unusual, unique and unprecedented in so many ways. Not just in the United States but across the entire globe as well. It is apparent by now that the global Covid-19 pandemic and not economic weakness put an end to one of the longest bull markets in history and plunging the US markets into bear market territory not seen since 2008-2009. However, in all the changes that we have seen and all the bad news that has stoked fear in so many we at Inspire remain steadfast in our stance of Faith instead of Fear. “Have I not commanded you? Be strong and courageous. Do not be afraid; do not be discouraged, for the Lord your God will be with you wherever you go.” (Joshua 1:9)

We are thankful that the Lord has been faithful during this turmoil and provided for our needs for His Glory. With all the volatility in the past six months God continued to bless Inspire and has opened many opportunities to expand the biblically responsible investing (BRI) movement. We remain thankful as well for you, our shareholders, for being part of the BRI movement through the Inspire ETFs. We could not do what we do without you and we sincerely appreciate the trust you have placed in Inspire by investing in one or more of our ETFs.

BLES – Inspire Global Hope ETF

Due to the unprecedented decline of the stock market in March 2020, BLES is down for the past six months ending 5-31-2020, even with the bounce in April and May. For the six months ending 5-31-2020 BLES was down -12.64% on a market price basis and -11.63% on the NAV. Since inception (2-27-2017) BLES has an annualized return of 2.92% on a market price basis and 2.91% on the NAV.

ISMD – Inspire Small/Mid Cap Impact ETF

The small cap and mid cap markets were more negatively affected by the market decline in March and even with the rebound in April and May are still down over the past six months. For the six months ending 5-31-2020 ISMD was down -17.97% on a market price basis and -18.27% on the NAV. Since inception (2-27-2017) ISMD has an annualized return of -1.29% on a market price basis and -1.41% on the NAV.

IBD – Inspire Corporate Bond Impact ETF

There was a flight to quality in the past six months, which includes the investment grade corporate bonds in IBD. The emergency rate cuts in response to the Covid-19 induced economic lockdown by the Federal Reserve have had a positive effect on the corporate bond market, manifesting in positive total returns for IBD over the past six months. For the six months ending 5-31-2020 IBD has returned 1.98% on a market price basis and 1.85% on the NAV. Since inception (7-10-2017) IBD has an annualized return of 3.55% on a market price basis and 3.43% on the NAV.

BIBL – Inspire 100 ETF

BIBL was able to benefit from the recovery in the markets in April and May to finish the past six months with a positive return. For the six months ending 5-31-2020 BIBL has returned 2.19% on a market price basis and 2.09% on the NAV. Since inception (10-30-2017) BIBL has an annualized return of 8.73% on a market price basis and 8.67% on the NAV.

WWJD – Inspire International ESG ETF

WWJD has only been in existence for eight months, and due to the global market decline in March performance has been negative so far. We still believe that the international and emerging markets have an opportunity to play a positive role in portfolios during the potential global recovery in 2020-2022. For the six months ending 5-31-2020 WWJD is down -12.96% on a market price basis and -13.10% on the NAV. Since inception, 9-30-2019, for the NAV and market price, WWJD has returned -7.85% and -6.97% respectively.

Closing Comments

Although the first six months of the fiscal year has been full of challenges and uncertainty we are thankful to God our Father for His provision and wisdom, as well as allowing us to be part of the mission of making a positive impact in the world through our ETFs alongside you, our brothers and sisters in Christ and fellow shareholders.

There are still many economic and geo-political situations that will cause fear to some in the coming months, but God is still Sovereign, and our trust is in Him, not in politicians, economists or the markets.

Thank you again for being shareholders, but more importantly thank you for being co-workers with us in making a positive impact in the world by inspiring transformation for God’s Glory.

May the Grace and Peace of Jesus Christ our Lord be with you in 2020.

Sincerely,

Darrell Jayroe, CIO

There is no guarantee that the Funds will achieve their objective, generate positive returns, or avoid losses.

ETF shares are not redeemable with the issuing fund other than in large Creation Unit aggregations. Instead, investors must buy or sell ETF Shares in the secondary market with the assistance of a stockbroker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying and receive less than net asset value when selling. The Funds may focus their investments in securities of a particular industry to the extent the Index does. This may cause the Funds’ net asset value to fluctuate more than that of a fund that does not focus in a particular industry.

The Funds are not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology. Tracking error may occur because of imperfect correlation between the Funds’ holdings of portfolio securities and those in the Index. The Funds’ use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Index. To the extent the assets in the Funds are smaller, these risks will be greater.

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. To obtain a prospectus which contains this and other information, call 877.658.9473, or visit http://www.inspireinvesting.com. Read it carefully. The Inspire ETFs are distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC.

Inspire and Northern Lights Distributors, LLC are not affiliated. 3679-NLD-6/19/2020

Inspire Global Hope ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2020

The Fund’s performance figures* for the periods ended May 31, 2020, as compared to its benchmarks:

				Annualized
			Annualized	Since Inception** -
	Six Months	One Year	Three Year	May 31, 2020
Inspire Global Hope ETF - NAV	(11.63)%	(1.53)%	1.80%	2.91%
Inspire Global Hope ETF - Market Price	(12.64)%	(1.94)%	1.59%	2.92%
Inspire Global Hope Large Cap Equal Weight Index ***	(12.53)%	(2.73)%	2.10%	3.36%
S&P Global 1200 Total Return Index ****	(5.50)%	6.88%	6.35%	7.43%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireinvesting.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser contractually agreed to reduce its fees and/or absorb expenses of the Fund until March 31, 2020 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) did not exceed 0.61% of average daily net assets. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses (gross) are 0.52% per the March 30, 2020 prospectus.

**	As of the commencement of operations on February 27, 2017.

***	Inspire Global Hope Large Cap Equal Weight Index (BLESI) tracks the stock performance of 400 of the most inspiring large cap companies from around the globe, as determined by the adviser’s revolutionary Inspire Impact Score4 methodology which measures a company’s positive impact on the world. Under normal circumstances the index will be comprised of 50% US large cap companies, 40% international developed large cap companies and 10% emerging market large cap companies. Inspire defines “large cap” as a market capitalization of $5B or greater. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in United States Dollars. Investors cannot invest directly in an index.

****	The S&P Global 1200 Total Return Index provides efficient exposure to the global equity market. Capturing approximately 70% of global market capitalization, it is constructed as a composite of 7 headline indices, many of which are accepted leaders in their regions. These include the S&P 500® (US), S&P Europe 350, S&P TOPIX 150 (Japan), S&P/TSX 60 (Canada), S&P/ASX All Australian 50, S&P Asia 50 and S&P Latin America 40. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Global Hope ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
May 31, 2020

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Oil, Gas & Coal	10.1%
Real Estate	6.7%
Chemicals	6.4%
Utilities	5.5%
Medical Equipment & Devices	5.0%
Retail - Discretionary	4.7%
Banking	4.3%
Semiconductors	4.1%
Transportation & Logistics	3.8%
Machinery	3.3%
Money Market Fund	2.0%
Other Sectors	44.9%
Liabilities in Excess of Other Assets	(0.8)%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2020

The Fund’s performance figures* for the periods ended May 31, 2020, as compared to its benchmarks:

				Annualized
			Annualized	Since Inception** -
	Six Months	One Year	Three Year	May 31, 2020
Inspire Small/Mid Cap Impact ETF - NAV	(18.27)%	(8.98)%	(0.62)%	(1.41)%
Inspire Small/Mid Cap Impact ETF - Market Price	(17.97)%	(8.66)%	(0.47)%	(1.29)%
Inspire Small/Mid Cap Impact Equal Weight Index ***	(18.34)%	(8.37)%	(0.14)%	(0.95)%
S&P SmallCap 600 Equal Weight Total Return Index ****	(19.82)%	(10.44)%	(1.58)%	(2.75)%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireinvesting.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least March 31, 2021 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.60% of average daily net assets. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses (gross) are 0.64% per the March 30, 2020 prospectus.

**	As of the commencement of operations on February 27, 2017.

***	Inspire Small/Mid Cap Impact Equal Weight Index (ISMDI) tracks the stock performance of 500 of the most inspiring small and mid cap companies in the U.S., as determined by the adviser’s revolutionary Inspire Impact Score4 methodology which measures a company’s positive impact on the world. Under normal circumstances the index will be comprised of 50% U.S. mid cap companies with market cap between $2B-3.5B, and 50% U.S. small cap companies with market cap between $1B-2B. The adviser believes that companies in this “smid cap” capitalization range have the potential to deliver above average growth. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in United States Dollars. Investors cannot invest directly in an index.

****	The S&P SmallCap 600 Equal Weight Total Return Index (EWI) is the equal-weight version of the S&P SmallCap 600. The index has the same constituents as the capitalization weighted S&P SmallCap 600, but each company in the S&P SmallCap 600 EWI is allocated a fixed weight. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
May 31, 2020

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Banking	9.4%
Real Estate	6.6%
Biotechnology & Pharmaceuticals	5.5%
Chemicals	4.4%
Software	4.2%
Consumer Products	4.0%
Machinery	4.0%
Oil, Gas & Coal	3.7%
Semiconductors	3.6%
Medical Equipment & Devices	3.1%
Money Market Fund	14.9%
Other Sectors	49.9%
Liabilities in Excess of Other Assets	(13.3)%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Inspire Corporate Bond Impact ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2020

The Fund’s performance figures* for the periods ended May 31, 2020, as compared to its benchmarks:

			Annualized
			Since Inception** -
	Six Months	One Year	May 31, 2020
Inspire Corporate Bond Impact ETF - NAV	1.85%	5.09%	3.43%
Inspire Corporate Bond Impact ETF - Market Price	1.98%	5.42%	3.55%
Inspire Corporate Bond Impact Equal Weight Index ***	4.24%	8.49%	5.23%
Bloomberg Barclays U.S. Intermediate Credit Total Return Index ****	3.10%	7.03%	4.56%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireinvesting.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser contractually agreed to reduce its fees and/or absorb expenses of the Fund until March 31, 2020 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) did not exceed 0.61% of average daily net assets. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses (gross) are 0.50% per the March 30, 2020 prospectus.

**	As of the commencement of operations on July 10, 2017.

***	Inspire Corporate Bond Impact Equal Weight Index (INSP BOND) is comprised of 250 investment grade, intermediate term corporate bonds issued by some of the most inspiring large cap “blue chip” companies in the United States, as determined by Inspire’s revolutionary Inspire Impact Score methodology which measures a company’s positive impact on the world. The adviser defines “large cap” as a market capitalization of $5B or greater and “investment grade” as BBB-/Baa3 or higher. The index is equally weighted, rebalanced quarterly and calculated on a total return basis in US Dollars. Investors cannot invest directly in an index.

****	The Bloomberg Barclays U.S. Intermediate Credit Total Return Index (LUICTRUU) measures the investment grade, fixed-rate, taxable corporate bond market whose maturity ranges between 1 to 9.9999 years. It includes USD denominated securities publicly issued by US and non-US industrial, utility and financial issuers. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Corporate Bond Impact ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
May 31, 2020

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Real Estate	16.3%
Utilities	10.7%
Retail - Consumer Discretionary	10.1%
Railroad	5.9%
Pipeline	5.2%
Health Care Facilities & Services	4.7%
Exploration & Production	4.2%
Financial Services	4.1%
Retail - Consumer Staples	3.6%
Machinery Manufacturing	3.2%
Other Sectors	26.1%
Other Assets Less Liabilities	5.9%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Inspire 100 ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2020

The Fund’s performance figures* for the periods ended May 31, 2020, as compared to its benchmarks:

			Annualized
			Since Inception** -
	Six Months	One Year	May 31, 2020
Inspire 100 ETF - NAV	2.09%	16.67%	8.67%
Inspire 100 ETF - Market Price	2.19%	16.73%	8.73%
Inspire 100 Index ***	0.94%	16.15%	8.94%
S&P 500 Total Return Index ****	(2.10)%	12.84%	8.90%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireinvesting.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least March 31, 2021 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.35% of average daily net assets. This fee waiver and expense reimbursement is subject to possible recoupment from the Fund if such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses (gross) are 0.57% per the March 30, 2020 prospectus.

**	As of the commencement of operations on October 30, 2017.

***	The Inspire 100 Index (INSP100) is a rules based, passive index which tracks the stock performance of the one-hundred highest Inspire Impact Scoring companies in the United States with market capitalizations above $20B. The index is market-cap weighted, rebalanced annually and calculated on a total return basis in U.S. Dollars. Investors cannot invest directly in an index.

****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire 100 ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
May 31, 2020

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Semiconductors	11.6%
Utilities	11.0%
Real Estate	9.7%
Electrical Equipment	7.6%
Medical Equipment & Devices	6.3%
Biotechnology & Pharmaceuticals	6.1%
Machinery	5.6%
Technology Services	4.9%
Transportation & Logistics	4.8%
Automotive	4.5%
Money Market Fund	0.3%
Other Sectors	26.8%
Other Assets Less Liabilities	0.8%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Inspire International ESG ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2020

The Fund’s performance figures* for the periods ended May 31, 2020, as compared to its benchmarks:

		Since Inception** -
	Six Months	May 31, 2020
Inspire International ESG ETF - NAV	(13.10)%	(7.85)%
Inspire International ESG ETF - Market Price	(12.96)%	(6.97)%
Inspire Global Hope Ex-US GTR Index ****	(17.22)%	(8.34)%
S&P International 700 Total Return Index *****	(10.79)%	(6.77)%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total returns indicated above are calculated using the traded Net Asset Value on May 31, 2020. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireinvesting.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses (gross) are estimated to be 0.80% for the first full year of operations per the March 30, 2020 prospectus.

**	As of the commencement of operations on September 30, 2019.

****	The Inspire Global Hope Ex-US GTR Index (IGHXUSG) intends to track the price movements of a portfolio of 150 of the most inspiring, biblically aligned large cap companies outside of the United States. The index is comprised of 80% international developed large cap companies and 20% emerging markets large cap companies. The adviser defines “large cap” as a market capitalization of $5B USD or greater. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in USD. Investors cannot invest directly in an index.

*****	The S&P International 700 Total Return Index measures the non-U.S. component of the global equity market through an index that is designed to be highly liquid and efficient to replicate. The index covers all regions included in the S&P Global 1200 except for the U.S., which is represented by the S&P 500. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire International ESG ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
May 31, 2020

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Banking	8.5%
Chemicals	8.4%
Real Estate	5.6%
Electrical Equipment	4.5%
Transportation & Logistics	4.4%
Insurance	4.3%
Metals & Mining	4.2%
Medical Equipment & Devices	3.4%
Oil, Gas & Coal	3.2%
Commercial Services	3.1%
Money Market Fund	0.7%
Other Sectors	39.2%
Other Assets Less Liabilities	10.5%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2020

Shares		Value
	COMMON STOCKS - 98.8%
	AEROSPACE & DEFENSE - 0.3%
1,691	L3Harris Technologies, Inc.	$337,270

	APPAREL & TEXTILE PRODUCTS - 1.2%
26,522	Capri Holdings Ltd.* ^	398,891
5,607	Cie Financiere Richemont SA	326,136
1,602	Swatch Group AG	320,000
5,340	VF Corp.	299,574
		1,344,601
	ASSET MANAGEMENT - 1.8%
9,078	E*TRADE Financial Corp.	413,412
16,929	Franklin Resources, Inc.	319,450
3,916	Groupe Bruxelles Lambert SA	316,766
33,108	Invesco Ltd.	263,871
234,159	Melrose Industries PLC	333,349
445	Partners Group Holding AG	367,969
		2,014,817
	AUTOMOTIVE - 1.4%
13,083	BorgWarner, Inc.	420,618
3,649	Cie Generale des Etablissements Michelin	368,798
15,533	Nokian Renkaat OYJ	361,804
17,978	Valeo SA	442,952
		1,594,172
	BANKING - 4.3%
53,963	Bank Hapoalim BM	331,319
58,384	Bank Leumi Le-Israel BM	308,968
77,608	Commerzbank AG *	302,232
8,722	Commonwealth Bank of Australia	369,091
39,694	Credit Agricole SA	345,458
27,939	Danske Bank A/S	345,990
155,572	Investec PLC	280,423
5,942	KBC Group NV	311,113
6,319	Macquarie Group Ltd.	461,275
5,696	mBank SA *	306,408
435,891	Metropolitan Bank & Trust Co.	303,109
79,744	Natixis SA	176,786
70,043	Nedbank Group Ltd.	392,459
26,309	People’s United Financial, Inc.	301,238
19,402	Raiffeisen Bank International AG *	356,963
		4,892,832
	BIOTECHNOLOGY & PHARMACEUTICAL - 2.3%
3,649	Alexion Pharmaceuticals, Inc. *	437,515
3,916	BioMarin Pharmaceutical, Inc. *	417,250
4,450	Incyte Corp. *	453,500
712	Regeneron Pharmaceuticals, Inc. *	436,321
2,848	Seattle Genetics, Inc. *	447,734
1,424	Vertex Pharmaceuticals, Inc. *	410,055
		2,602,375

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2020

Shares		Value
	CHEMICALS - 6.4%
2,581	Air Liquide SA	$350,546
2,432,103	AKR Corporindo Tbk PT	391,201
4,806	Akzo Nobel NV	393,462
4,628	Arkema SA	403,394
3,115	Avery Dennison Corp.	344,737
8,811	Brenntag AG	464,662
12,104	CF Industries Holdings, Inc.	355,494
5,963	Croda International PLC	382,610
6,675	Eastman Chemical Co.	454,434
4,005	FMC Corp.	394,132
103	Givaudan SA	369,565
93,521	ICL Group Ltd.	323,803
11,834	Imerys SA ^	408,597
14,151	Johnson Matthey PLC	369,667
51,442	K+S AG	326,964
6,230	LyondellBasell Industries NV	397,225
31,328	Mosaic Co.	378,756
3,649	PPG Industries, Inc.	370,994
712	Sherwin-Williams Co.	422,821
		7,303,064
	COMMERCIAL SERVICES - 1.8%
16,465	Bureau Veritas SA	334,979
1,691	Cintas Corp.	419,300
7,298	Edenred	305,072
268,780	G4S PLC	299,064
5,251	Intertek Group PLC	357,439
8,900	Randstad Holding NV	373,524
		2,089,378
	CONSTRUCTION MATERIALS - 1.4%
26,208	ACC Ltd.	440,241
28,836	James Hardie Industries PLC - ADR	496,718
8,171	LafargeHolcim Ltd.	337,999
1,691	Martin Marietta Materials, Inc.	324,824
		1,599,782
	CONSUMER PRODUCTS - 1.5%
13,392	Associated British Foods PLC	301,494
3,026	JM Smucker Co.	344,752
59,712	Natura Cosmeticos SA	403,716
37,914	Orkla ASA	340,675
308,352	Sime Darby Plantation Berhad *	351,794
		1,742,431
	CONSUMER SERVICES - 0.3%
320,352	Cogna Educacao	304,951

	CONTAINERS & PACKAGING - 1.6%
40,050	Amcor Ltd. - ADR	395,588
4,806	Ball Corp.	342,476
48,683	Brambles Ltd.	376,156

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2020

Shares		Value
	CONTAINERS & PACKAGING (continued) - 1.6%
10,146	International Paper Co.	$345,471
12,549	Sealed Air Corp.	402,823
		1,862,514
	DISTRIBUTORS - CONSUMER STAPLES - 0.3%
6,141	Sysco Corp.	338,738

	DISTRIBUTORS - DISCRETIONARY - 0.3%
15,889	Bunzl PLC	370,576

	ELECTRICAL EQUIPMENT - 2.9%
16,732	ABB Ltd.	328,997
3,382	Allegion PLC	337,185
4,361	AMETEK, Inc.	399,947
4,183	Eaton Corp PLC	355,137
11,926	Johnson Controls International PLC	374,596
5,518	Kone OYJ	369,996
17,711	Prysmian SpA	377,173
979	Roper Technologies, Inc.	385,530
1,424	Schindler Holding AG	330,691
		3,259,252
	ENGINEERING & CONSTRUCTION SERVICES - 1.8%
17,580	Boskalis Westminster	325,397
47,704	Fluor Corp.	553,843
4,094	Jacobs Engineering Group, Inc.	343,978
52,688	LendLease Group	452,218
3,916	Vinci SA	361,719
		2,037,155
	FOREST & PAPER PRODUCTS - 0.3%
12,104	UPM-Kymmene OYJ	349,657

	GAMING, LODGING & RESTAURANTS - 0.2%
8,366	Whitbread PLC	261,468

	HARDWARE - 1.6%
1,602	Arista Networks, Inc.*	374,003
15,575	Juniper Networks, Inc. ^	377,850
6,497	Seagate Technology PLC	344,601
41,563	Telefonaktiebolaget LM Ericsson	377,928
7,106	Western Digital Corp.	315,293
		1,789,675
	HEALTH CARE FACILITIES & SERVICES - 1.4%
3,827	AmerisourceBergen Corp.	364,866
4,272	DaVita, Inc. *	345,861
3,560	HCA Healthcare, Inc.	380,564
9,612	Ramsay Health Care Ltd.	446,950
		1,538,241

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2020

Shares		Value
	HOME & OFFICE PRODUCTS - 2.8%
8,366	DR Horton, Inc.	$462,640
712	Geberit AG	346,328
11,125	Leggett & Platt, Inc.	340,314
7,654	Lennar Corp. - Class A	462,761
4,005	Mohawk Industries, Inc. *	373,266
13,055	Persimmon PLC	370,088
2,848	Snap-on, Inc.	369,357
3,204	Stanley Black & Decker, Inc.	401,942
		3,126,696
	INDUSTRIAL SERVICES - 0.7%
9,968	Fastenal Co.	411,280
36,045	Rexel SA	364,220
		775,500
	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
3,827	Intercontinental Exchange, Inc.	372,176
3,560	London Stock Exchange Group PLC	353,419
3,382	Nasdaq, Inc.	400,632
		1,126,227
	INSURANCE - 2.8%
2,937	Assurant, Inc.	301,277
4,094	Cincinnati Financial Corp.	241,341
87,042	Direct Line Insurance Group PLC	284,736
18,957	Gjensidige Forsikring ASA	343,834
87,042	Insurance Australia Group Ltd.	353,027
118,726	Legal & General Group PLC	291,360
62,300	QBE Insurance Group Ltd.	365,162
57,939	RSA Insurance Group PLC	282,437
10,858	Sampo OYJ	387,942
19,402	Unum Group	293,940
		3,145,056
	IRON & STEEL - 2.1%
18,423	Anglo American PLC	387,335
20,915	BHP Billiton PLC	408,854
52,332	Fortescue Metals Group Ltd.	482,858
9,256	Nucor Corp.	391,159
7,031	Rio Tinto PLC	374,904
90,624	Tata Steel Ltd.	353,789
		2,398,899
	MACHINERY - 3.3%
17,245	Alfa Laval AB	347,707
2,314	Deere & Co.	352,006
3,738	Dover Corp.	363,521
14,329	Flowserve Corp.	373,987
2,136	Illinois Tool Works, Inc.	368,375
34,354	IMI PLC	382,247
2,581	Parker-Hannifin Corp.	464,503
22,072	Sandvik AB	365,353

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2020

Shares		Value
	MACHINERY (continued) - 3.3%
48,192	WEG SA	$368,332
4,717	Xylem, Inc.	312,926
		3,698,957
	MEDIA - 0.6%
2,135	Naspers Ltd.	337,673
12,884	Trip.com Group Limited * - ADR	342,328
		680,001
	MEDICAL EQUIPMENT & DEVICES - 5.0%
4,361	Agilent Technologies, Inc.	384,379
2,883	Cochlear Ltd.	369,370
2,225	Coloplast A/S	373,562
14,102	Demant A/S*	398,393
8,188	Dentsply Sirona, Inc.	380,906
1,602	Edwards Lifesciences Corp. *	360,001
2,670	Essilor International SA	343,775
1,335	IDEXX Laboratories, Inc. *	412,355
1,157	Illumina, Inc. *	420,049
623	Intuitive Surgical, Inc. *	361,359
445	Mettler-Toledo International, Inc.*	353,775
17,444	Smith & Nephew PLC	354,114
3,026	Varian Medical Systems, Inc.*	367,326
1,691	Waters Corp. *	337,946
3,293	Zimmer Biomet Holdings, Inc.	416,038
		5,633,348
	METALS & MINING - 2.7%
33,553	Antofagasta PLC	363,545
17,889	Boliden AB	387,853
50,018	Freeport-McMoRan, Inc.	453,663
34,176	Fresnillo PLC	332,184
177,911	Grupo Mexico SAB de CV	384,044
20,381	Newcrest Mining Ltd.	413,714
6,675	Newmont Mining Corp.	390,287
149,698	Norsk Hydro ASA	380,092
		3,105,382
	OIL, GAS & COAL - 10.1%
5,060,718	Adaro Energy Tbk PT *	381,026
23,051	Ampol Ltd.	414,511
63,724	Apache Corp.	687,582
19,046	Cabot Oil & Gas Corp.	377,873
10,591	ConocoPhillips	446,728
30,624	Cosan SA Industria e Comercio	362,000
49,217	Devon Energy Corp.	532,036
33,820	Eni SpA	305,585
8,633	EOG Resources, Inc.	440,024
44,945	EQT Corp.	599,566
48,505	Halliburton Co.	569,934
18,423	Helmerich & Payne, Inc.	370,855
22,517	Kinder Morgan, Inc.	355,769

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2020

Shares		Value
	OIL, GAS & COAL (continued) - 10.1%
6,052	Koninklijke Vopak NV	$331,952
88,021	Marathon Oil Corp.	470,032
13,350	Marathon Petroleum Corp.	469,119
30,794	National Oilwell Varco, Inc.	384,001
57,761	Noble Energy, Inc.	504,254
26,700	Occidental Petroleum Corp. ^	345,765
14,774	ONEOK, Inc.	542,058
128,160	Petroleo Brasileiro SA *	469,825
5,963	Phillips 66	466,664
4,539	Pioneer Natural Resources Co.	415,772
43,610	TechnipFMC PLC	322,714
6,853	Valero Energy Corp.	456,684
22,250	Williams Cos, Inc.	454,568
		11,476,897
	PASSENGER TRANSPORTATION - 0.9%
1,932,576	AirAsia Bhd	306,723
41,830	easyJet PLC	351,658
5,696	Ryanair Holdings PLC - ADR	408,802
		1,067,183
	REAL ESTATE - 6.7%
1,424	American Tower Corp.	367,634
8,708	Apartment Investment & Management Co.	321,064
1,958	AvalonBay Communities, Inc.	305,468
33,480	Ayala Corp.	494,396
532,890	Ayala Land, Inc.	336,872
3,293	Boston Properties, Inc.	283,132
73,713	British Land Co. PLC	371,178
5,073	COVIVIO	297,102
2,225	Crown Castle International Corp.	383,056
534	Equinix, Inc.	372,534
4,984	Equity Residential	301,831
1,335	Essex Property Trust, Inc.	324,098
45,123	Goodman Group	460,372
152,190	GPT Group	403,085
290,852	Hammerson PLC ^	264,651
12,371	Healthpeak Properties, Inc.	304,821
43,254	Land Securities Group PLC	323,951
50,107	Macerich Co. ^	341,229
257,566	Mirvac Group	401,785
3,916	Prologis, Inc.	358,314
1,602	Public Storage	324,789
5,340	Simon Property Group, Inc.	308,118
		7,649,480
	RENEWABLE ENERGY - 0.3%
3,738	Vestas Wind Systems A/S	381,459

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2020

Shares		Value
	RETAIL - CONSUMER STAPLES - 0.9%
1,068	Costco Wholesale Corp.	$329,446
4,005	Dollar Tree, Inc. *	391,969
138,039	Wm Morrison Supermarkets PLC	318,618
		1,040,033
	RETAIL - DISCRETIONARY - 4.7%
3,204	Advance Auto Parts, Inc.	446,381
356	AutoZone, Inc. *	408,638
5,251	CarMax, Inc. *	462,351
4,806	Genuine Parts Co.	400,868
172,304	Kingfisher PLC	413,684
17,622	Kohl’s Corp.	338,695
3,560	Lowe’s Cos, Inc.	464,046
250,713	Marks & Spencer Group PLC	303,014
6,230	Next PLC	374,633
979	O’Reilly Automotive, Inc. *	408,478
9,523	Pandora A/S	474,253
3,738	Ross Stores, Inc.	362,436
3,738	Tractor Supply Co.	456,111
		5,313,588
	SEMICONDUCTORS - 4.1%
3,471	Analog Devices, Inc.	392,049
1,246	ASML Holding NV	406,025
1,335	Broadcom Ltd.	388,845
2,136	KLA-Tencor Corp.	375,851
1,246	Lam Research Corp.	340,993
6,497	Maxim Integrated Products, Inc.	374,747
4,539	Microchip Technology, Inc. ^	435,835
7,120	Micron Technology, Inc. *	341,119
1,246	NVIDIA Corp.	442,355
3,827	NXP Semiconductors NV	367,774
15,308	STMicroelectronics NV - ADR ^	380,404
4,094	Xilinx, Inc.	376,443
		4,622,440
	SOFTWARE - 2.6%
2,136	Atlassian Corp. PLC *	395,801
5,162	Cerner Corp. *	376,310
42,186	Sage Group PLC	360,388
1,157	ServiceNow, Inc.*	448,835
2,492	Splunk, Inc. *	463,113
112,320	Totvs SA	416,099
2,136	Veeva Systems, Inc.*	467,506
		2,928,052

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2020

Shares		Value
	SPECIALTY FINANCE - 1.5%
2,581	Fidelity National Information Services, Inc.	$358,320
3,293	Fiserv, Inc. *	351,594
1,602	FleetCor Technologies, Inc.*	390,552
13,965	Housing Development Finance Corp.	306,370
2,977	Isracard Ltd.*	8,153
15,664	Western Union Co.	313,593
		1,728,582
	TECHNOLOGY SERVICES - 1.9%
6,675	Cognizant Technology Solutions	353,775
10,858	Experian PLC	377,610
38,496	Infosys Ltd.	351,786
5,162	Paychex, Inc.	373,109
13,728	Tata Consultancy Services Ltd.	358,077
2,225	Verisk Analytics, Inc.	384,213
		2,198,570
	TELECOMMUNICATIONS - 0.6%
10,502	China Telecom Corp. Ltd. - ADR ^	333,543
42,364	Mobile TeleSystems PJSC - ADR	376,616
		710,159
	TRANSPORTATION & LOGISTICS - 3.8%
2,848	Aeroports de Paris	296,681
68,352	Babcock International Group PLC	323,480
4,984	CH Robinson Worldwide, Inc. ^	404,352
4,717	Expeditors International of Washington, Inc.	360,237
7,387	Fraport AG Frankfurt Airport	366,640
31,506	Grupo Aeroportuario del Sureste	327,919
3,471	JB Hunt Transport Services, Inc.	415,374
2,403	Kansas City Southern	361,700
2,225	Kuehne + Nagel International AG	320,537
2,136	Norfolk Southern Corp.	380,827
186,277	Royal Mail PLC	402,094
2,225	Union Pacific Corp.	377,938
		4,337,779
	TRANSPORTATION EQUIPMENT - 0.7%
5,251	PACCAR, Inc.	387,839
26,089	Volvo AB	368,412
		756,251
	UTILITIES - 5.5%
508,338	Aboitiz Equity Ventures, Inc.	430,812
22,475	AES Corp.	280,713
30,354	AGL Energy Ltd.	337,697
19,046	CenterPoint Energy, Inc.	338,638
42,528	Cia de Saneamento Basico do Estado de Sao Paulo *	422,531
184,896	Cia Energetica de Minas Gerais	363,249
5,340	CMS Energy Corp.	312,817
4,272	Dominion Energy, Inc.	363,163
3,204	Entergy Corp.	326,231
3,827	Eversource Energy	320,320

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2020

Shares		Value
	UTILITIES (continued) - 5.5%
8,010	FirstEnergy Corp.	$338,503
12,549	NiSource, Inc.	299,043
293,265	NTPC Ltd.	379,495
116,056	Origin Energy Ltd.	453,754
4,005	Pinnacle West Capital Corp.	311,989
12,193	PPL Corp.	340,672
3,471	WEC Energy Group, Inc.	318,395
5,251	Xcel Energy, Inc.	341,473
		6,279,495
	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 0.4%
10,324	Pentair PLC	404,081

	TOTAL COMMON STOCKS (Cost $123,360,479)	112,217,064

	RIGHTS - 0.0%
3,140	Natura Holdings SA*	2,671
4,183	Whitbread PLC*	51,818
	TOTAL RIGHTS (Cost $79,140)	54,489

	COLLATERAL FOR SECURITIES LOANED - 2.0% ^^
	MONEY MARKET FUND - 2.0%
2,264,091	Fidelity Government Portfolio - Institutional Class, to yield 1.46% +	2,264,091
	TOTAL MONEY MARKET FUND (Cost $2,264,091)

	TOTAL INVESTMENTS - 100.8% (Cost $125,703,710)	$114,535,644
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(903,371)
	NET ASSETS - 100.0%	$113,632,273

^	All or a portion of this security is segregated as collateral for securities on loan as of May 31, 2020. The total value of securities on loan as of May 31, 2020 is $2,188,050. (Note 8)

^^	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as May 31, 2020 is $2,264,091.

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on May 31, 2020.

PLC - Public Limited Company

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2020

Shares		Value
	COMMON STOCKS - 98.4%
	AEROSPACE & DEFENSE - 0.8%
8,799	AAR Corp.	$177,476
3,129	Aerovironment, Inc.*	221,627
3,576	Moog, Inc.	194,141
		593,244
	APPAREL & TEXTILE PRODUCTS - 0.7%
9,101	Steven Madden Ltd.	214,056
14,565	Wolverine World Wide, Inc.	304,991
		519,047
	ASSET MANAGEMENT - 1.0%
27,422	Boston Private Financial Holdings, Inc.	188,389
5,614	Legg Mason, Inc.	279,746
18,544	Waddell & Reed Financial, Inc. ^	241,814
		709,949
	AUTOMOTIVE - 1.5%
7,952	Gentherm, Inc.*	323,646
7,413	Methode Electronics, Inc.	232,398
5,736	Standard Motor Products, Inc.	244,067
3,870	Visteon Corp. *	278,640
		1,078,751
	BANKING - 9.5%
7,918	Ameris Bancorp	191,853
19,212	Associated Banc Corp.	269,160
9,953	Bank OZK	223,843
5,683	Banner Corp.	213,453
11,194	Cathay General Bancorp	304,365
3,220	Community Bank System, Inc.	191,332
10,996	CVB Financial Corp.	214,532
6,518	Eagle Bancorp, Inc.*	210,922
37,427	First BanCorp/Puerto Rico	204,726
14,337	First Financial Bancorp	190,539
6,373	First Interstate BancSystem, Inc.	199,156
15,511	First Midwest Bancorp, Inc.	202,419
19,077	Fulton Financial Corp.	213,853
9,517	Great Western Bancorp, Inc.	135,522
12,025	Hilltop Holdings, Inc.	224,747
16,006	Home BancShares, Inc.	231,607
26,951	Hope Bancorp, Inc.	255,900
9,893	International Bancshares Corp.	304,507
7,880	National Bank Holdings Corp.	207,244
6,544	NBT Bancorp, Inc.	204,958
17,173	Provident Financial Services, Inc.	223,764
8,994	Renasant Corp.	216,935
6,580	ServisFirst Bancshares, Inc.	229,510
11,261	Simmons First National Corp.	193,126

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2020

Shares		Value
	BANKING (continued) - 9.5%
6,986	Southside Bancshares, Inc.	$197,005
3,149	Texas Capital Bancshares, Inc.	84,267
2,538	Tompkins Financial Corp.	163,320
8,630	Trustmark Corp.	205,308
8,400	United Community Banks, Inc.	244,272
8,441	Washington Federal, Inc.	218,284
8,403	WesBanco, Inc.	179,992
3,498	Westamerica Bancorporation	206,312
		6,756,733
	BIOTECHNOLOGY & PHARMACEUTICAL - 5.5%
52,677	Amneal Pharmaceuticals, Inc.*	256,537
11,556	Coherus Biosciences, Inc. *	215,404
3,814	Emergent BioSolutions, Inc.*	318,431
4,147	Enanta Pharmaceuticals, Inc.* ^	213,529
40,052	Endo International PLC *	154,601
12,206	Halozyme Therapeutics, Inc.*	296,240
15,131	Innoviva, Inc.* ^	211,380
2,320	Intercept Pharmaceuticals, Inc.* ^	167,643
19,248	Ironwood Pharmaceuticals, Inc.* ^	187,283
2,489	Ligand Pharmaceuticals, Inc.*	252,808
7,165	Momenta Pharmaceuticals, Inc.* ^	225,554
5,033	Pacira Pharmaceuticals, Inc.*	221,200
9,688	Phibro Animal Health Corp.	253,826
5,343	Prestige Consumer Healthcare, Inc.*	225,475
11,547	Supernus Pharmaceuticals, Inc.*	278,514
8,066	Theravance Biopharma, Inc.*	203,667
2,246	United Therapeutics Corp. *	264,916
		3,947,008
	CHEMICALS - 4.4%
1,972	Balchem Corp.	198,482
7,486	Cabot Corp.	267,400
16,230	Chemours Co. ^	212,775
10,999	GCP Applied Technologies, Inc. *	221,520
4,192	Ingevity Corp.*	220,793
20,330	Kronos Worldwide, Inc. ^	198,421
5,044	Materion Corp.	264,810
6,500	Minerals Technologies, Inc.	320,515
15,223	Olin Corp.	183,133
8,973	PolyOne Corp.	222,351
1,353	Quaker Chemical Corp. ^	231,160
2,564	Stepan Co.	249,118
9,532	Trinseo SA	196,169
942	WD-40 Co.	180,723
		3,167,370

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2020

Shares		Value
	COMMERCIAL SERVICES - 1.8%
4,410	AMN Healthcare Services, Inc.*	$195,628
2,995	Corvel Corp.*	203,331
9,388	Healthcare Services Group, Inc.	224,561
8,005	HMS Holdings Corp. *	250,076
3,683	Insperity, Inc.	190,927
1,292	UniFirst Corp.	232,302
		1,296,825
	CONSTRUCTION MATERIALS - 1.5%
7,022	Boise Cascade Co	238,959
3,247	Eagle Materials, Inc.	216,770
10,320	Louisiana-Pacific Corp.	243,655
12,133	Summit Materials, Inc.* ^	184,300
4,349	UFP Industries, Inc.	198,880
		1,082,564
	CONSUMER PRODUCTS - 4.0%
13,428	B&G Foods, Inc. ^	311,798
6,199	Cal-Maine Foods, Inc.	276,227
6,963	Central Garden & Pet Co. *	255,472
827	Coca-Cola Bottling Co. Consolidated ^	201,317
8,491	Edgewell Personal Care Co.	258,296
5,408	Energizer Holdings, Inc. ^	237,303
7,239	Fresh Del Monte Produce, Inc. ^	180,179
9,012	Hain Celestial Group, Inc.*	283,698
7,783	Nu Skin Enterprises, Inc.	289,372
1,801	Sanderson Farms, Inc.	237,768
165	Tootsie Roll Industries, Inc. ^	5,877
5,703	Treehouse Foods, Inc *	300,605
		2,837,912
	CONSUMER SERVICES - 2.2%
10,045	2U, Inc. * ^	366,341
7,765	Adtalem Global Education, Inc. *	259,817
8,713	Matthews International Corp.	180,359
2,258	Medifast, Inc. ^	231,084
15,329	Perdoceo Education Corp.* ^	249,556
1,485	Strategic Education, Inc.	251,901
		1,539,058
	CONTAINERS & PACKAGING - 0.3%
7,156	Greif, Inc.	243,161

	DESIGN, MANUFACTURING & DISTRIBUTION - 1.2%
8,814	Benchmark Electronics, Inc. ^	186,769
3,757	Fabrinet* ^	240,223
3,502	Plexus Corp.*	224,898
7,410	Sanmina Corp. *	197,180
		849,070

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2020

Shares		Value
	DISTRIBUTORS - DISCRETIONARY - 0.6%
3,257	ePlus, Inc.*	$240,073
4,012	Insight Enterprises, Inc.*	205,655
		445,728
	ELECTRICAL EQUIPMENT - 0.9%
4,138	AAON, Inc.	224,155
5,161	Belden, Inc.	175,680
3,011	OSI Systems, Inc. *	228,143
		627,978
	ENGINEERING & CONSTRUCTION SERVICES - 0.9%
5,442	Comfort Systems USA, Inc.	201,354
2,656	Exponent, Inc.	197,181
2,256	TopBuild Corp. * ^	258,741
		657,276
	FOREST & PAPER PRODUCTS - 0.2%
6,492	Neenah Paper, Inc.	132,437

	GAMING, LODGING & RESTAURANTS - 2.6%
28,829	Extended Stay America, Inc.	331,534
5,495	Jack in the Box, Inc. ^	368,275
4,062	Papa John’s International, Inc.	316,389
10,722	St. Joe Co.* ^	206,399
5,210	Texas Roadhouse, Inc.	270,139
2,900	Wingstop, Inc.	353,655
		1,846,391
	HARDWARE - 1.9%
34,311	Fitbit, Inc. *	217,532
4,944	InterDigital, Inc.	271,772
12,004	Knowles Corp. * ^	180,540
9,397	NetScout Systems, Inc. *	258,136
17,771	TTM Technologies, Inc.* ^	205,610
4,159	Vicor Corp.*	253,616
		1,387,206
	HEALTHCARE FACILITIES - SERVICES - 1.0%
6,625	Ensign Group, Inc.	289,645
14,969	Select Medical Holdings Corp. *	241,600
8,838	Tenet Healthcare Corp. *	192,315
		723,560
	HOME & OFFICE PRODUCTS - 2.0%
1,331	Cavco Industries, Inc.*	253,143
9,461	Herman Miller, Inc.	217,792
10,373	HNI Corp.	264,200
5,214	iRobot Corp.* ^	384,376
3,790	LGI Homes, Inc.* ^	316,162
		1,435,673
	INDUSTRIAL SERVICES - 0.7%
2,655	Anixter International, Inc. * ^	254,110
4,652	Applied Industrial Technologies, Inc.	269,816
		523,926

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2020

Shares		Value
	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
4,213	Houlihan Lokey, Inc.	$254,802

	INSURANCE - 2.5%
18,636	CNO Financial Group, Inc.	267,427
1,763	eHealth, Inc.* ^	229,930
6,195	FBL Financial Group	221,223
46,420	Genworth Financial, Inc.*	141,581
5,370	Mercury General Corp.	216,035
13,968	National General Holdings Corp.	283,550
8,979	ProAssurance Corp.	123,910
4,858	Selective Insurance Group, Inc.	254,802
		1,738,458
	IRON & STEEL - 1.5%
41,975	Cleveland-Cliffs, Inc. *	219,110
18,227	Commercial Metals Co.	312,775
32,760	United States Steel Corp. ^	263,390
9,274	Worthington Industries, Inc.	277,478
		1,072,753
	LEISURE PRODUCTS - 1.3%
18,211	Callaway Golf Co. ^	278,993
4,475	Fox Factory Holding Corp.*	322,692
3,691	Thor Industries, Inc. ^	318,164
		919,849
	MACHINERY - 4.0%
2,141	Alamo Group, Inc.	221,208
4,306	Albany International Corp.	259,652
11,389	Enerpac Tool Group Corp.	203,863
6,468	Federal Signal Corp.	188,478
10,899	Hillenbrand, Inc.	280,540
2,111	John Bean Technologies Corp. ^	173,419
9,402	Kennametal, Inc.	260,811
2,377	Lindsay Corp.	223,248
3,867	Regal Beloit Corp.	307,581
8,972	Rexnord Corp. *	270,057
7,647	SPX Flow, Inc.*	264,433
3,051	Tennant Co.	195,081
		2,848,371
	MANUFACTURED GOODS - 1.9%
7,049	AZZ, Inc.	223,171
4,512	Gibraltar Industries, Inc. *	198,573
9,206	Mueller Industries, Inc.	246,537
2,368	Proto Labs, Inc. * ^	299,197
7,822	Raven Industries, Inc.	167,782
2,024	Valmont Industries, Inc.	230,736
		1,365,996

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2020

Shares		Value
	MEDIA - 1.9%
7,741	AMC Networks, Inc *	$218,838
18,282	EW Scripps Co.	158,505
5,462	John Wiley & Sons, Inc.	219,572
8,027	Scholastic Corp.	235,994
2,760	Stamps.com, Inc. *	546,894
		1,379,803
	MEDICAL EQUIPMENT & DEVICES - 3.1%
7,586	Avanos Medical, Inc. * ^	220,449
3,962	BioTelemetry, Inc.*	186,927
1,298	ICU Medical, Inc.*	259,107
4,541	Inogen, Inc. *	172,558
2,902	Integer Holdings Corp.*	229,780
9,211	Luminex Corp.	287,015
6,070	Merit Medical Systems, Inc. * ^	273,089
8,407	Natus Medical, Inc. *	179,910
3,473	Neogen Corp. *	247,347
8,886	Varex Imaging Corp. *	166,701
		2,222,883
	METALS & MINING - 0.4%
77,722	Hecla Mining Co.	258,037

	OIL, GAS & COAL - 3.7%
8,331	Dril-Quip, Inc. * ^	253,179
88,870	Frank’s International NV	199,958
17,791	Holly Energy Partners LP	287,503
41,998	MRC Global, Inc. *	248,628
2,049	Murphy USA, Inc. *	237,889
32,940	NOW, Inc. * ^	245,403
19,391	PDC Energy, Inc.*	236,182
171,393	Southwestern Energy Co.* ^	515,893
22,368	Viper Energy Partners LP	234,640
6,339	World Fuel Services Corp.	161,518
		2,620,793
	PASSENGER TRANSPORTATION - 0.4%
8,770	SkyWest, Inc.	281,254

	REAL ESTATE - 6.6%
14,410	Acadia Realty Trust	169,029
3,384	Agree Realty Corp.	212,414
20,706	Brandywine Realty Trust	199,813
14,725	CareTrust REIT, Inc.	274,327
15,746	CoreCivic, Inc.	189,424
9,786	Corporate Office Properties Trust	244,356
45,327	DiamondRock Hospitality Co.	271,509
10,693	Four Corners Property Trust, Inc.	231,183
13,954	GEO Group, Inc.	167,169
9,411	Getty Realty Corp.	250,521

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2020

Shares		Value
	REAL ESTATE (continued) - 6.6%
11,029	Mack-Cali Realty Corp.	$167,751
6,403	Office Properties Income Trust	161,932
15,658	Physicians Realty Trust	270,414
13,165	Piedmont Office Realty Trust, Inc.	219,592
6,438	PotlatchDeltic Corp.	218,828
28,821	Retail Opportunity Investments Corp.	270,629
5,226	Saul Centers, Inc.	158,766
47,214	Summit Hotel Properties, Inc.	295,088
7,371	Taubman Centers, Inc.	304,717
31,744	Uniti Group, Inc.	261,888
21,790	Urban Edge Properties	212,453
		4,751,803
	RETAIL - CONSUMER STAPLES - 2.3%
10,775	Big Lots, Inc.	417,531
4,286	Ollie’s Bargain Outlet Holdings, Inc.* ^	391,955
3,846	PriceSmart, Inc.	209,145
12,904	Sprouts Farmers Market, Inc. *	324,278
5,190	Weis Markets, Inc.	289,239
		1,632,148
	RETAIL - DISCRETIONARY - 2.2%
3,895	Asbury Automotive Group, Inc.* ^	281,531
11,092	Buckle, Inc. ^	156,175
4,633	Dillard’s, Inc. ^	139,036
3,329	FirstCash, Inc.	232,264
9,514	La-Z Boy, Inc.	244,700
2,209	Lithia Motors, Inc.	266,383
4,409	Monro, Inc.	242,936
		1,563,025
	SEMICONDUCTORS - 3.6%
22,667	Amkor Technology, Inc. * ^	239,817
10,934	Cohu, Inc. ^	164,666
7,854	CTS Corp.	167,604
4,356	Diodes, Inc.*	211,876
6,823	II-VI, Inc. *	324,297
2,943	Inphi Corp. *	369,847
8,387	Kulicke & Soffa Industries, Inc.	187,533
16,519	MaxLinear, Inc. *	286,109
2,063	Power Integrations, Inc.	223,526
4,772	Silicon Motion Technology Corp. - ADR	215,074
3,499	Synaptics, Inc. * ^	222,956
		2,613,305

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2020

Shares		Value
	SOFTWARE - 4.2%
27,874	Allscripts Healthcare Solutions, Inc. *	$176,164
3,094	Blackbaud, Inc.	181,339
4,273	Bottomline Technologies de, Inc. *	216,214
14,452	Box, Inc. *	288,751
5,766	CommVault Systems, Inc. *	233,292
4,991	Cornerstone OnDemand, Inc. *	192,902
11,318	Inovalon Holdings, Inc. * ^	213,005
1,645	MicroStrategy, Inc. *	204,770
3,901	New Relic, Inc.*	258,051
2,854	Omnicell, Inc. *	190,961
5,213	Progress Software Corp.	210,605
2,358	Qualys, Inc. * ^	271,925
30,701	TiVo Corp.	186,969
4,507	Verint Systems, Inc. *	208,990
		3,033,938
	SPECIALTY FINANCE - 3.0%
7,119	Deluxe Corp.	166,086
6,339	Encore Capital Group, Inc. * ^	201,390
3,318	GATX Corp.	208,171
8,853	Green Dot Corp. * ^	338,008
68,168	Invesco Mortgage Capital, Inc. ^	188,825
784	LendingTree, Inc.*	203,856
19,543	Mr. Cooper Group, Inc.*	217,904
4,261	Nelnet, Inc.	210,025
6,719	PRA Group, Inc. * ^	229,252
23,447	SLM Corp.	177,728
		2,141,245
	TECHNOLOGY SERVICES - 2.5%
4,416	CSG Systems International, Inc.	209,097
3,304	ExlService Holdings, Inc. *	202,106
5,683	LiveRamp Holdings, Inc.*	286,594
9,909	NIC, Inc.	238,411
7,294	Perficient, Inc. *	248,288
7,607	Sykes Enterprises, Inc.*	207,367
4,914	TTEC Holdings, Inc.	208,157
6,052	Virtusa Corp.*	181,983
		1,782,003
	TELECOMMUNICATIONS - 1.5%
12,802	8x8, Inc. * ^	186,141
2,594	Cogent Communications Holdings, Inc.	198,493
8,113	Iridium Communications, Inc.* ^	186,599
7,812	United States Cellular Corp.*	246,156
26,413	Vonage Holdings Corp.*	254,357
		1,071,746

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2020

Shares		Value
	TRANSPORTATION & LOGISTICS - 2.0%
4,713	Hub Group, Inc. *	$220,427
10,960	Marten Transport Ltd.	280,466
6,564	Matson, Inc.	187,533
5,876	Mobile Mini, Inc. ^	188,267
2,443	Saia, Inc.*	264,919
6,451	Werner Enterprises, Inc.	298,165
		1,439,777
	TRANSPORTATION EQUIPMENT - 0.6%
6,798	Navistar International Corp.*	170,902
11,856	Trinity Industries, Inc. ^	236,764
		407,666
	UTILITIES - 2.8%
2,620	American States Water Co.	214,866
4,485	California Water Service Group	210,795
10,504	Clearway Energy, Inc.	230,143
5,501	National Fuel Gas Co.	230,877
4,770	NextEra Energy Partners LP	243,795
2,915	Northwest Natural Gas Co.	186,880
4,325	NorthWestern Corp.	260,019
3,184	Ormat Technologies, Inc.	231,827
11,526	TerraForm Power, Inc.	211,848
		2,021,050
	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 0.8%
21,252	Covanta Holding Corp.	191,268
2,250	ESCO Technologies, Inc.	185,872
5,466	US Ecology, Inc. ^	184,040
		561,180

	TOTAL COMMON STOCKS (Cost $70,018,401)	70,382,752

	COLLATERAL FOR SECURITIES LOANED - 14.9% ^^
	MONEY MARKET FUND - 14.9%
10,666,961	Fidelity Government Portfolio - Institutional Class, to yield 1.46% +	10,666,961
	TOTAL MONEY MARKET FUND (Cost $10,666,961)

	TOTAL INVESTMENTS - 113.3% (Cost $80,685,362)	$81,049,713
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.3)%	(9,570,121)
	NET ASSETS - 100.0%	$71,479,592

^	All or a portion of this security is segregated as collateral for securities on loan as of May 31, 2020. The total value of securities on loan as of May 31, 2020 is $10,117,193. (Note 8)

^^	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as May 31, 2020 is $10,666,961.

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on May 31, 2020.

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 94.1%
	AEROSPACE & DEFENSE - 0.2%
20,000	Harris Corp.	3.832	4/27/2025	$21,785
100,000	L3 Technologies, Inc.	4.950	2/15/2021	101,420
100,000	L3 Technologies, Inc.	3.850	12/15/2026	106,766
				229,971
	AUTO PARTS MANUFACTURING - 0.9%
1,127,000	Aptiv PLC	4.250	1/15/2026	1,189,591

	BANKS - 0.6%
746,000	People’s United Financial, Inc.	3.650	12/6/2022	777,158

	BIOTECHNOLOGY - 1.6%
943,000	Celgene Corp.	3.950	10/15/2020	954,933
876,000	Celgene Corp.	3.625	5/15/2024	937,163
125,000	Celgene Corp.	3.875	8/15/2025	144,113
				2,036,209
	CHEMICALS - 1.4%
334,000	Ecolab, Inc.	3.250	12/1/2027	374,237
250,000	LyondellBasell Industries NV	6.000	11/15/2021	263,827
275,000	LyondellBasell Industries NV	5.750	4/15/2024	313,273
824,000	PPG Industries, Inc.	3.600	11/15/2020	834,552
				1,785,889
	CONSUMER FINANCE - 0.9%
1,127,000	Fiserv, Inc.	3.500	10/1/2022	1,193,973

	CONSUMER SERVICES - 0.1%
58,000	Block Financial LLC	5.500	11/1/2022	61,458

	CONTAINERS & PACKAGING - 1.2%
275,000	International Paper Co.	3.650	6/15/2024	301,465
1,107,000	International Paper Co.	3.000	2/15/2027	1,179,072
				1,480,537
	DEPARTMENT STORES - 0.1%
100,000	Kohl’s Corp.	4.250	7/17/2025	90,749

	ELECTRICAL EQUIPMENT MANUFACTURING - 2.5%
1,035,000	Amphenol Corp.	4.000	2/1/2022	1,072,962
392,000	Amphenol Corp.	4.350	6/1/2029	456,272
342,000	Amphenol Corp.	2.800	2/15/2030	358,794
1,127,000	Roper Technologies, Inc.	3.800	12/15/2026	1,263,435
				3,151,463
	EXPLORATION & PRODUCTION - 4.2%
1,114,000	ConocoPhillips Co.	2.400	12/15/2022	1,151,649
1,137,000	ConocoPhillips Co.	3.350	11/15/2024	1,239,903
1,037,000	EOG Resources, Inc.	2.625	3/15/2023	1,080,886
654,000	EOG Resources, Inc.	4.150	1/15/2026	744,611
1,127,000	Noble Energy, Inc.	3.900	11/15/2024	1,115,132
				5,332,181

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	FINANCIAL SERVICES - 4.1%
200,000	Brookfield Finance, Inc.	4.850	3/29/2029	$224,140
1,127,000	Cboe Global Markets, Inc.	3.650	1/12/2027	1,241,668
1,127,000	Invesco Finance PLC	4.000	1/30/2024	1,197,955
1,127,000	Nasdaq, Inc.	4.250	6/1/2024	1,243,143
1,124,000	Nasdaq, Inc.	3.850	6/30/2026	1,245,286
				5,152,192
	FOOD & BEVERAGE - 2.3%
1,127,000	JM Smucker Co.	3.500	10/15/2021	1,174,362
557,000	JM Smucker Co.	3.500	3/15/2025	614,585
1,014,000	Mead Johnson Nutrition Co.	4.125	11/15/2025	1,169,699
				2,958,646
	HEALTHCARE FACILITIES & SERVICES - 4.7%
989,000	AmerisourceBergen Corp.	3.500	11/15/2021	1,025,831
1,037,000	AmerisourceBergen Corp.	3.400	5/15/2024	1,108,684
1,127,000	AmerisourceBergen Corp.	3.250	3/1/2025	1,211,744
1,135,000	Express Scripts Holding Co.	3.900	2/15/2022	1,183,353
125,000	Express Scripts Holding Co.	4.500	2/25/2026	139,529
1,203,000	Express Scripts Holding Co.	3.400	3/1/2027	1,279,783
				5,948,924
	HOME IMPROVEMENT- 0.9%
1,127,000	Stanley Black & Decker, Inc.	3.400	12/1/2021	1,162,411

	INDUSTRIAL OTHER - 0.8%
1,127,000	Fluor Corp.	3.500	12/15/2024	1,023,242

	LIFE INSURANCE - 1.7%
1,127,000	Torchmark Corp.	4.550	9/15/2028	1,224,581
851,000	Unum Group	5.625	9/15/2020	861,558
				2,086,139
	MACHINERY MANUFACTURING - 3.2%
1,127,000	Illinois Tool Works, Inc.	2.650	11/15/2026	1,249,399
265,000	John Deere Capital Corp.	2.650	6/10/2026	289,572
1,127,000	John Deere Capital Corp.	3.050	1/6/2028	1,242,524
1,037,000	Parker-Hannifin Corp.	3.300	11/21/2024	1,109,100
184,000	Parker-Hannifin Corp.	3.250	6/14/2029	198,579
				4,089,174
	MANAGED CARE - 0.5%
184,000	UnitedHealth Group, Inc	2.875	8/15/2029	205,597
365,000	UnitedHealth Group, Inc	3.850	6/15/2028	434,864
				640,461
	MASS MERCHANTS - 0.6%
299,000	Costco Wholesale Corp.	3.000	5/18/2027	342,992
392,000	Dollar Tree, Inc	4.200	5/15/2028	442,514
				785,506

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	MEDICAL EQUIPMENT & DEVICES MANUFACTURING - 0.9%
1,010,000	Zimmer Biomet Holdings, Inc.	3.550	4/1/2025	$1,088,232

	OIL & GAS SERVICES & EQUIPMENT - 2.1%
1,117,000	Baker Hughes	3.337	12/15/2027	1,161,609
1,137,000	Halliburton Co.	3.800	11/15/2025	1,204,128
343,000	National Oilwell Varco, Inc.	2.600	12/1/2022	337,413
				2,703,150
	PHARMACEUTICALS - 1.0%
1,127,000	Zoetis, Inc.	3.900	8/20/2028	1,285,954

	PIPELINE - 5.2%
140,000	Kinder Morgan Energy Partners LP	5.300	9/15/2020	141,510
811,000	Kinder Morgan Energy Partners LP	3.950	9/1/2022	853,469
39,000	Kinder Morgan Energy Partners LP	4.300	5/1/2024	42,498
125,000	Kinder Morgan, Inc.	4.300	6/1/2025	139,088
1,127,000	Oneok, Inc.	4.350	3/15/2029	1,143,065
1,037,000	ONEOK Partners LP	4.900	3/15/2025	1,087,003
1,127,000	Williams Partners LP	3.350	8/15/2022	1,164,652
375,000	Williams Partners LP	4.300	3/4/2024	403,753
1,127,000	Williams Partners LP	3.900	1/15/2025	1,207,352
385,000	Williams Partners LP	4.000	9/15/2025	415,907
				6,598,297
	RAILROAD - 5.9%
745,000	Norfolk Southern Corp.	3.250	12/1/2021	767,905
1,127,000	Norfolk Southern Corp.	3.000	4/1/2022	1,165,110
117,000	Norfolk Southern Corp.	3.850	1/15/2024	127,877
1,127,000	Norfolk Southern Corp.	2.900	6/15/2026	1,235,992
1,020,000	Union Pacific Corp.	4.000	2/1/2021	1,033,241
1,127,000	Union Pacific Corp.	3.646	2/15/2024	1,226,891
195,000	Union Pacific Corp.	3.750	3/15/2024	213,120
125,000	Union Pacific Corp.	2.750	3/1/2026	135,054
183,000	Union Pacific Corp.	3.000	4/15/2027	200,509
1,127,000	Union Pacific Corp.	3.950	9/10/2028	1,310,021
				7,415,720
	REAL ESTATE - 16.3%
1,087,000	American Tower Corp.	3.125	1/15/2027	1,163,623
989,000	AvalonBay Communities, Inc.	2.950	9/15/2022	1,011,658
40,000	AvalonBay Communities, Inc.	2.850	3/15/2023	40,978
1,112,000	Boston Properties LP	4.125	5/15/2021	1,135,258
1,127,000	Boston Properties LP	2.750	10/1/2026	1,165,114
1,012,000	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849	4/15/2023	1,085,313
100,000	Crown Castle International Corp.	5.250	1/15/2023	110,310
924,000	ERP Operating LP	4.625	12/15/2021	968,249
927,000	ERP Operating LP	3.000	4/15/2023	958,574
1,127,000	Kimco Realty Corp.	3.400	11/1/2022	1,164,530
100,000	Kimco Realty Corp.	2.700	3/1/2024	99,015
342,000	Prologis LP	2.250	4/15/2030	352,124
1,012,000	Prologis LP	4.250	8/15/2023	1,119,639
1,012,000	Prologis LP	3.750	11/1/2025	1,155,369
999,000	Realty Income Corp.	3.000	1/15/2027	1,027,019

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	REAL ESTATE (continued) - 16.3%
1,127,000	Simon Property Group LP	2.500	7/15/2021	$1,133,522
322,000	Simon Property Group LP	2.750	2/1/2023	325,486
1,127,000	Simon Property Group LP	3.750	2/1/2024	1,159,685
1,012,000	Ventas Realty LP	3.750	5/1/2024	1,016,315
1,127,000	Ventas Realty LP	3.500	2/1/2025	1,122,905
10,000	Ventas Realty LP	4.125	1/15/2026	10,071
1,127,000	Ventas Realty LP	3.250	10/15/2026	1,090,017
1,012,000	Welltower, Inc.	4.500	1/15/2024	1,063,942
1,127,000	Welltower, Inc.	4.000	6/1/2025	1,178,678
				20,657,394
	REFINING & MARKETING - 2.7%
1,037,000	Marathon Petroleum Corp.	3.625	9/15/2024	1,079,115
1,112,000	Phillips 66	4.300	4/1/2022	1,180,018
1,127,000	Valero Energy Corp.	3.400	9/15/2026	1,200,072
				3,459,205
	RETAIL - CONSUMER DISCRETIONARY - 10.1%
763,000	AutoZone, Inc.	4.000	11/15/2020	767,362
150,000	AutoZone, Inc.	2.500	4/15/2021	151,993
1,037,000	AutoZone, Inc.	3.125	7/15/2023	1,098,083
1,087,000	AutoZone, Inc.	3.125	4/21/2026	1,170,587
1,127,000	AutoZone, Inc.	3.750	6/1/2027	1,223,437
1,127,000	Lowe’s Companies, Inc.	3.750	4/15/2021	1,149,528
1,127,000	Lowe’s Companies, Inc.	3.800	11/15/2021	1,172,828
1,012,000	Lowe’s Companies, Inc.	3.120	4/15/2022	1,054,016
1,127,000	Lowe’s Companies, Inc.	3.125	9/15/2024	1,220,395
145,000	Lowe’s Companies, Inc.	3.375	9/15/2025	160,428
1,107,000	Lowe’s Companies, Inc.	2.500	4/15/2026	1,180,353
1,265,000	Lowe’s Companies, Inc.	3.100	5/3/2027	1,380,567
1,035,000	O’Reilly Automotive, Inc.	4.875	1/14/2021	1,050,378
				12,779,955
	RETAIL - CONSUMER STAPLES - 3.6%
1,127,000	Sysco Corp.	2.600	6/12/2022	1,162,108
1,012,000	Sysco Corp.	3.750	10/1/2025	1,062,160
1,132,000	Sysco Corp.	3.300	7/15/2026	1,166,741
1,127,000	Sysco Corp.	3.250	7/15/2027	1,147,158
				4,538,167
	SEMICONDUCTORS - 3.1%
1,127,000	Analog Devices, Inc.	3.900	12/15/2025	1,260,490
1,265,000	Broadcom Corp.	3.875	1/15/2027	1,334,093
1,127,000	Lam Research Corp.	3.800	3/15/2025	1,269,715
				3,864,298

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	UTILITIES - 10.7%
759,000	CenterPoint Energy Resources Corp.	4.500	1/15/2021	$769,255
1,003,000	Consolidated Edison Co.	4.000	12/1/2028	1,158,358
1,100,000	Dominion Energy, Inc.	2.579	7/1/2020	1,101,183
1,037,000	Dominion Energy, Inc.	3.900	10/1/2025	1,155,591
70,000	Kentucky Utilities Co.	3.300	10/1/2025	75,444
1,127,000	NiSource Finance Corp.	3.490	5/15/2027	1,259,408
1,089,000	NSTAR Electric Co.	2.375	10/15/2022	1,127,957
1,127,000	PPL Capital Funding, Inc.	4.200	6/15/2022	1,193,079
1,127,000	PPL Capital Funding, Inc.	3.500	12/1/2022	1,179,796
897,000	PPL Electric Utilities Corp.	3.000	9/15/2021	919,621
10,000	PPL Electric Utilities Corp.	2.500	9/1/2022	10,274
1,035,000	Public Service Co of Colorado	3.200	11/15/2020	1,036,455
1,127,000	Virginia Electric & Power Co.	2.750	3/15/2023	1,183,199
1,037,000	WEC Energy Group, Inc.	3.550	6/15/2025	1,134,774
242,000	Xcel Energy, Inc	2.600	12/1/2029	253,782
				13,558,176

	TOTAL CORPORATE BONDS (Cost $115,951,383)			119,124,422

	TOTAL INVESTMENTS - 94.1% (Cost - $115,951,383)			$119,124,422
	OTHER ASSETS LESS LIABILITIES - 5.9%			7,398,913
	NET ASSETS - 100.0%			$126,523,335

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

See accompanying notes to financial statements.

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2020

Shares		Value
	COMMON STOCKS - 98.9%
	AEROSPACE & DEFENSE - 1.1%
5,394	Harris Corp.	$1,075,833

	AUTOMOTIVE - 4.5%
6,283	Aptiv PLC	473,424
4,586	Tesla, Inc. *	3,829,310
		4,302,734
	BANKING - 0.3%
1,282	SVB Financial Group *	275,310

	BIOTECHNOLOGY & PHARMACEUTICAL - 6.1%
5,398	Alexion Pharmaceuticals, Inc. *	647,220
2,699	Regeneron Pharmaceuticals, Inc. *	1,653,974
6,454	Vertex Pharmaceuticals, Inc. *	1,858,494
11,823	Zoetis, Inc.	1,648,008
		5,807,696
	CHEMICALS - 0.4%
2,635	International Flavors & Fragrances, Inc. ^	350,956

	COMMERCIAL SERVICES - 2.3%
2,613	Cintas Corp.	647,919
7,192	Ecolab, Inc.	1,528,875
		2,176,794
	CONSTRUCTION MATERIALS - 0.7%
1,546	Martin Marietta Materials, Inc.	296,971
3,290	Vulcan Materials Co.	356,373
		653,344
	CONSUMER PRODUCTS - 0.6%
3,314	McCormick & Co., Inc.	580,480

	CONTAINERS & PACKAGING - 0.5%
9,622	International Paper Co.	327,629
6,464	WestRock Co.	181,380
		509,009
	DISTRIBUTORS - CONSUMER STAPLES - 0.7%
12,831	Sysco Corp.	707,758

	ELECTRICAL EQUIPMENT - 7.6%
5,643	AMETEK, Inc.	517,520
7,318	Amphenol Corp.	706,626
10,028	Eaton Corp PLC	851,377

See accompanying notes to financial statements.

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2020

Shares		Value
	ELECTRICAL EQUIPMENT (continued) - 7.6%
15,073	Emerson Electric Co.	$919,754
8,384	Fortive Corp.	511,256
17,441	Honeywell International, Inc.	2,543,770
19,014	Johnson Controls International PLC	597,230
8,317	TE Connectivity Ltd.	675,756
		7,323,289
	HARDWARE - 1.4%
4,744	Garmin Ltd.	427,766
5,557	NetApp, Inc.	247,509
6,252	Seagate Technology PLC	331,606
7,437	Western Digital Corp.	329,980
		1,336,861
	HEALTHCARE FACILITIES & SERVICES - 2.5%
5,120	AmerisourceBergen Corp.	488,141
14,739	Centene Corp. *	976,459
3,571	Henry Schein, Inc. *	216,831
4,799	IQVIA Holdings, Inc. *	717,546
		2,398,977
	HOME & OFFICE PRODUCTS - 0.5%
3,787	Stanley Black & Decker, Inc.	475,079

	INDUSTRIAL SERVICES - 0.3%
1,846	United Rentals, Inc. *	256,391

	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
4,149	Nasdaq, Inc.	491,491

	INSURANCE - 0.7%
17,982	Aflac, Inc.	655,804

	IRON & STEEL - 0.3%
7,541	Nucor Corp.	318,683

	MACHINERY - 5.6%
13,378	Caterpillar, Inc.	1,607,099
7,861	Deere & Co.	1,195,815
3,478	Dover Corp.	338,236
7,618	Illinois Tool Works, Inc.	1,313,800
3,200	Parker-Hannifin Corp.	575,904
4,484	Xylem, Inc.	297,469
		5,328,323

See accompanying notes to financial statements.

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2020

Shares		Value
	MEDICAL EQUIPMENT & DEVICES - 6.3%
7,786	Agilent Technologies, Inc.	$686,258
1,964	Align Technology, Inc. *	482,398
17,330	Danaher Corp.	2,887,351
3,657	Illumina, Inc. *	1,327,674
5,120	Zimmer Biomet Holdings, Inc.	646,861
		6,030,542
	METALS & MINING - 1.2%
19,831	Newmont Goldcorp Corp.	1,159,519

	OIL, GAS & COAL - 2.9%
6,326	Cheniere Energy, Inc. *	280,558
26,902	ConocoPhillips	1,134,726
22,047	Halliburton Co.	259,052
4,119	Pioneer Natural Resources Co.	377,300
34,549	Schlumberger Ltd.	638,120
11,128	TechnipFMC PLC	82,347
		2,772,103
	REAL ESTATE - 9.7%
11,020	American Tower Corp.	2,845,033
10,474	Crown Castle International Corp.	1,803,204
2,124	Equinix, Inc.	1,481,766
9,280	Equity Residential	561,997
18,389	Prologis, Inc.	1,682,594
8,551	Realty Income Corp.	472,956
7,633	Simon Property Group, Inc.	440,424
		9,287,974
	RETAIL - DISCRETIONARY - 2.6%
18,793	Lowe’s Cos, Inc.	2,449,668

	SEMICONDUCTORS - 11.6%
29,111	Advanced Micro Devices, Inc. *	1,566,172
9,162	Analog Devices, Inc.	1,034,848
22,853	Applied Materials, Inc.	1,283,882
26,800	Micron Technology, Inc. *	1,283,988
15,231	NVIDIA Corp.	5,407,310
6,195	Xilinx, Inc.	569,630
		11,145,830
	SOFTWARE - 2.9%
3,019	Citrix Systems, Inc.	447,174
2,484	Palo Alto Networks, Inc. *	584,411
3,734	Synopsys, Inc. *	675,518
5,771	Workday, Inc. *	1,058,574
		2,765,677
	SPECIALTY FINANCE - 1.9%
17,161	Fiserv, Inc. *	1,832,280

See accompanying notes to financial statements.

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2020

Shares		Value
	TECHNOLOGY SERVICES - 4.9%
5,765	Accenture PLC	$1,162,339
13,650	Cognizant Technology Solutions Corp.	723,450
3,016	Equifax, Inc.	463,137
2,187	Gartner, Inc. *	266,158
9,920	IHS Markit Ltd.*	689,043
8,915	Paychex, Inc.	644,376
4,054	Verisk Analytics, Inc.	700,045
		4,648,548
	TRANSPORTATION & LOGISTICS - 4.8%
19,259	CSX Corp.	1,378,559
2,571	JB Hunt Transport Services, Inc.	307,671
17,174	Union Pacific Corp.	2,917,176
		4,603,406
	TRANSPORTATION EQUIPMENT - 0.6%
8,322	PACCAR, Inc.	614,663

	UTILITIES - 11.0%
6,027	Alliant Energy Corp.	297,493
11,572	American Electric Power Co., Inc.	986,513
4,290	American Water Works Co., Inc.	544,830
12,337	CenterPoint Energy, Inc.	219,352
7,919	Consolidated Edison, Inc.	594,400
20,546	Dominion Energy, Inc.	1,746,615
4,800	DTE Energy Co.	516,336
4,628	Entergy Corp.	471,223
7,824	Eversource Energy	654,869
12,054	NextEra Energy, Inc.	3,080,519
12,703	Public Service Enterprise Group, Inc.	648,361
7,978	WEC Energy Group, Inc.	731,822
		10,492,333
	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 1.9%
8,042	Republic Services, Inc.	687,269
10,568	Waste Management, Inc.	1,128,135
		1,815,404

	TOTAL COMMON STOCKS (Cost $86,589,114)	94,642,759

See accompanying notes to financial statements.

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2020

Shares		Value
	COLLATERAL FOR SECURITIES LOANED - 0.3% ^^
	MONEY MARKET FUND - 0.3%
315,100	Fidelity Government Portfolio - Institutional Class, to yield 1.46% +	$315,100
	TOTAL MONEY MARKET FUND (Cost $315,100)

	TOTAL INVESTMENTS - 99.2% (Cost $86,904,214)	$94,957,859
	OTHER ASSETS LESS LIABILITIES - 0.8%	738,196
	NET ASSETS - 100.0%	$95,696,055

^	All or a portion of this security is segregated as collateral for securities on loan as of May 31, 2020. The total value of securities on loan as of May 31, 2020 is $308,890. (Note 8)

^^	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as May 31, 2020 is $315,100.

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on May 31, 2020.

PLC - Public Limited Company

See accompanying notes to financial statements.

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2020

Shares		Value
	COMMON STOCKS - 88.7%
	APPAREL & TEXTILE PRODUCTS - 1.9%
22,320	Capri Holdings Ltd. *	$335,693
4,680	Cie Financiere Richemont SA	272,217
1,320	Swatch Group AG	263,670
		871,580
	ASSET MANAGEMENT - 1.9%
3,280	Groupe Bruxelles Lambert SA	265,320
197,000	Melrose Industries PLC	280,449
360	Partners Group Holding AG	297,683
		843,452
	AUTOMOTIVE - 2.2%
3,080	Cie Generale des Etablissements Michelin	311,290
13,560	Nokian Renkaat OYJ	315,848
15,120	Valeo SA	372,535
		999,673
	BANKING - 8.5%
47,080	Bank Hapoalim BM	289,059
49,120	Bank Leumi Le-Israel	259,943
65,320	Commerzbank AG *	254,378
7,320	Commonwealth Bank of Australia	309,762
33,400	Credit Agricole SA	290,681
23,600	Danske Bank A/S	292,257
160,920	Investec PLC	290,062
5,240	KBC Group NV	274,358
5,280	Macquarie Group Ltd.	385,430
4,800	mBank SA *	258,209
315,900	Metropolitan Bank & Trust Co.	219,670
67,080	Natixis SA	148,711
57,600	Nedbank Group Ltd.	322,739
16,280	Raiffeisen Bank International AG *	299,524
		3,894,783
	CHEMICALS - 8.4%
2,200	Air Liquide SA	298,800
2,046,360	AKR Corporindo Tbk PT	329,154
4,040	AKZO Nobel NV	330,751
3,920	Arkema SA	341,682
7,440	Brenntag AG	392,360
5,000	Croda International PLC	320,820
80	Givaudan SA	287,041
81,000	ICL Group Ltd.	280,450
9,960	Imerys SA	343,893
11,880	Johnson Matthey PLC	310,342
43,280	K+S AG	275,086
5,280	LyondellBasell Industries NV	336,653
		3,847,032

See accompanying notes to financial statements.

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2020

Shares		Value
	COMMERCIAL SERVICES - 3.1%
13,840	Bureau Veritas SA	$281,573
6,160	Edenred	257,501
226,160	G4S PLC	251,642
4,440	Intertek Group PLC	302,234
7,480	Randstad Holding NV	313,928
		1,406,878
	CONSTRUCTION MATERIALS - 1.6%
24,240	James Hardie Industries PLC - ADR	417,549
7,240	LafargeHolcim Ltd.	299,487
		717,036
	CONSUMER PRODUCTS - 1.2%
11,600	Associated British Foods PLC	261,151
31,880	Orkla ASA	286,456
		547,607
	CONTAINERS & PACKAGING - 1.4%
33,720	AMCOR PLC - ADR	333,064
41,000	Brambles Ltd.	316,792
		649,856
	DISTRIBUTORS - CONSUMER STAPLES - 0.7%
13,840	Bunzl PLC	322,788

	ELECTRICAL EQUIPMENT - 4.5%
14,040	ABB Ltd.	276,065
2,840	Allegion PLC	283,148
3,480	Eaton Corp PLC	295,452
10,040	Johnson Controls International PLC	315,356
4,640	Kone OYJ	311,124
14,920	Prysmian SpA	317,736
1,200	Schindler Holding AG	278,672
		2,077,553
	ENGINEERING & CONSTRUCTION SERVICES - 2.0%
15,240	Boskalis Westminster	282,085
42,142	LendLease Group	361,702
3,280	Vinci SA	302,972
		946,759
	FOREST & PAPER PRODUCTS - 0.6%
10,160	UPM-Kymmene OYJ	293,500

	GAMING, LODGING, & RESTAURANTS - 0.5%
7,040	Whitbread PLC	220,026

	HARDWARE - 1.3%
5,440	Seagate Technology PLC	288,538
34,960	Telefonaktiebolaget LM Ericsson	317,887
		606,425

See accompanying notes to financial statements.

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2020

Shares		Value
	HEALTHCARE FACILITIES & SERVICES - 0.8%
8,120	Ramsay Health Care Ltd.	$377,574

	HOME & OFFICE PRODUCTS - 1.3%
600	Geberit AG	291,850
11,320	Persimmon PLC	320,903
		612,753
	INDUSTRIAL SERVICES - 0.7%
30,320	Rexel SA	306,371

	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
3,000	London Stock Exchange Group PLC	297,825

	INSURANCE - 4.3%
73,200	Direct Line Insurance Group PLC	239,456
15,960	Gjensidige Forsikring ASA	289,476
73,240	Insurance Australia Group Ltd.	297,048
99,920	Legal & General Group PLC	245,209
52,440	QBE Insurance Group Ltd.	307,369
48,760	RSA Insurance Group PLC	237,692
9,120	Sampo OYJ	325,846
		1,942,096
	IRON & STEEL - 3.0%
15,480	Anglo American PLC	325,460
17,600	BHP GROUP PLC	344,051
44,040	Fortescue Metals Group Ltd.	406,349
5,920	Rio Tinto PLC	315,664
		1,391,524
	MACHINERY - 2.0%
14,800	Alfa Laval AB	298,409
28,880	IMI PLC	321,339
18,560	Sandvik AB	307,220
		926,968
	MEDIA - 1.3%
1,880	Naspers Ltd.	297,342
11,120	Trip.com Group Ltd. * - ADR	295,458
		592,800
	MEDICAL EQUIPMENT & DEVICES - 3.4%
2,354	Cochlear Ltd.	301,595
1,880	Coloplast A/S	315,639
12,400	Demant A/S *	350,310
2,280	EssilorLuxottica SA	293,560
14,640	Smith & Nephew PLC	297,193
		1,558,297

See accompanying notes to financial statements.

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2020

Shares		Value
	METALS & MINING - 4.2%
28,200	Antofagasta PLC	$305,545
15,000	Boliden AB	325,216
28,760	Fresnillo PLC	279,541
149,720	Grupo Mexico SAB de CV	323,190
17,120	Newcrest Mining Ltd.	347,519
125,960	Norsk Hydro ASA	319,819
		1,900,830
	OIL, GAS & COAL - 3.2%
4,258,120	Adaro Energy Tbk PT *	320,598
19,360	Caltex Australia Ltd.	348,138
28,480	Eni SpA	257,335
5,080	Koninklijke Vopak NV	278,638
36,680	TechnipFMC PLC	271,432
		1,476,141
	PASSENGER TRANSPORTATION - 1.4%
35,160	easyJet PLC	295,585
4,800	Ryanair Holdings PLC - ADR *	344,496
		640,081
	REAL ESTATE - 5.6%
24,300	Ayala Corp.	358,835
158,647	Ayala Land, Inc.	100,290
61,156	British Land Co. PLC	307,948
4,240	Covivio	248,317
37,960	Goodman Group	387,291
128,080	GPT Group	339,228
244,720	Hammerson PLC ^	222,675
36,400	Land Securities Group PLC	272,618
216,760	Mirvac Group	338,131
		2,575,333
	RENEWABLE ENERGY - 0.7%
3,200	Vestas Wind Systems A/S	326,557

	RETAIL - CONSUMER STAPLES - 0.6%
116,160	Wm Morrison Supermarkets PLC	268,117

	RETAIL - DISCRETIONARY - 2.9%
144,960	Kingfisher PLC	348,034
210,960	Marks & Spencer Group PLC	254,968
5,240	Next PLC	315,100
8,000	Pandora A/S	398,406
		1,316,508
	SEMICONDUCTORS - 2.1%
1,040	ASML Holding NV	338,898
3,200	NXP Semiconductors NV	307,520
12,880	STMicroelectronics NV - ADR ^	320,068
		966,486

See accompanying notes to financial statements.

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2020

Shares		Value
	SOFTWARE - 1.4%
1,840	Atlassian Corp PLC *	$340,952
35,480	Sage Group PLC	303,100
		644,052
	SPECIALTY FINANCE - 0.0%
1,663	Isracard Ltd.*	4,554

	TECHNOLOGY SERVICES - 0.7%
9,120	Experian PLC	317,167

	TELECOMUNICATIONS - 1.3%
8,880	China Telecom Corp. Ltd. - ADR	282,029
35,680	Mobile TeleSystems PJSC - ADR	317,195
		599,224
	TRANSPORTATION & LOGISTICS - 4.4%
2,400	Aeroports de Paris	250,012
57,480	Babcock International Group PLC	272,027
6,200	Fraport AG Frankfurt Airport Services	307,725
26,480	Grupo Aeroportuario del Sureste SAB de CV	275,608
1,880	Kuehne + Nagel International AG	270,836
156,720	Royal Mail PLC	338,292
22,800	Volvo AB	321,967
		2,036,467
	UTILITIES - 2.2%
368,352	Aboitiz Equity Ventures, Inc.	312,175
26,520	AGL Energy Ltd.	295,043
97,600	Origin Energy Ltd.	381,595
		988,813
	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 0.7%
8,720	Pentair PLC	341,301

	TOTAL COMMON STOCKS (Cost $44,379,442)	40,652,787

	RIGHTS - 0.1%
3,520	Whitbread PLC	43,605
	TOTAL RIGHTS (Cost $60,654)

See accompanying notes to financial statements.

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2020

Shares		Value
	COLLATERAL FOR SECURITIES LOANED - 0.7% ^^
	MONEY MARKET FUND - 0.7%
351,877	Fidelity Government Portfolio - Institutional Class, to yield 1.46% +	$351,877
	TOTAL MONEY MARKET FUND (Cost $351,877)

	TOTAL INVESTMENTS - 89.5% (Cost $44,791,973)	$41,048,269
	OTHER ASSETS LESS LIABILITIES -10.5%	4,730,891
	NET ASSETS - 100.0%	$45,779,160

^	All or a portion of this security is segregated as collateral for securities on loan as of May 31, 2020. The total value of securities on loan as of May 31, 2020 is $341,911. (Note 8)

^^	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as May 31, 2020 is $351,877.

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on May 31, 2020.

ADR - American Depositary Receipt

PLC - Public Limited Company

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2020

	Inspire Global Hope	Inspire Small/Mid	Inspire Corporate		Inspire International
	ETF	Cap Impact ETF	Bond Impact ETF	Inspire 100 ETF	ESG ETF
ASSETS
Investment securities:
At cost	$125,703,710	$80,685,362	$115,951,383	$86,904,214	$44,791,973
At value	$114,535,644	$81,049,713	$119,124,422	$94,957,859	$41,048,269
Cash	460,949	1,043,932	6,553,908	934,646	4,172,209
Foreign currencies (Cost $512,198, $0, $0, $0, and $855,002, respectively)	526,990	—	—	—	867,587
Dividends and interest receivable	380,054	99,341	1,066,299	138,666	122,342
Prepaid expenses	38,175	1,330	16,486	11,545	7,238
TOTAL ASSETS	115,941,812	82,194,316	126,761,115	96,042,716	46,217,645

LIABILITIES
Securities lending collateral payable	2,264,091	10,666,961	—	315,100	351,877
Distributions payable	—	—	176,890	—	—
Investment advisory fees payable	27,736	17,221	30,248	11,952	15,777
Payable to related parties	16,450	12,291	16,894	10,243	16,063
Accrued expenses and other liabilities	1,262	18,251	13,748	9,366	54,768
TOTAL LIABILITIES	2,309,539	10,714,724	237,780	346,661	438,485
NET ASSETS	$113,632,273	$71,479,592	$126,523,335	$95,696,055	$45,779,160

Net Assets Consist Of:
Paid in capital	$120,994,265	$84,211,925	$121,859,224	$85,399,313	$49,677,701
Accumulated earnings (deficit)	(7,361,992)	(12,732,333)	4,664,111	10,296,742	(3,898,541)
NET ASSETS	$113,632,273	$71,479,592	$126,523,335	$95,696,055	$45,779,160

Net Asset Value Per Share:
Net Assets	$113,632,273	$71,479,592	$126,523,335	$95,696,055	$45,779,160
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,450,000	3,200,000	4,900,000	3,200,000	2,000,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$25.54	$22.34	$25.82	$29.91	$22.89	(a)

(a)	The NAV shown above differs from the traded NAV on May 31, 2020 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2020

					Inspire
	Inspire Global Hope	Inspire Small/Mid	Inspire Corporate		International ESG
	ETF	Cap Impact ETF	Bond Impact ETF	Inspire 100 ETF	ETF*
INVESTMENT INCOME
Dividends	$1,774,372	$813,396	$—	$747,994	$527,450
Interest	5,044	3,472	1,604,934	—	—
Securities lending income	6,615	167,313	296	1,477	3,390
Less: Foreign withholding taxes	(85,918)	(991)	—	—	(39,658)
TOTAL INVESTMENT INCOME	1,700,113	983,190	1,605,230	749,471	491,182

EXPENSES
Investment advisory fees	197,170	122,052	179,028	126,922	68,002
Administrative services	44,478	30,003	43,374	27,079	26,334
Custodian fees	18,606	26,918	5,990	5,016	32,415
Printing and postage expenses	14,159	7,765	8,142	7,499	5,751
Legal fees	8,599	7,341	7,500	6,652	7,182
Professional fees	8,533	6,598	7,539	5,888	5,623
Audit fees	7,713	7,200	8,101	7,359	8,419
Transfer agent fees	6,916	5,895	5,797	6,001	5,036
Trustees fees and expenses	6,542	5,429	5,694	5,747	4,528
Insurance expense	3,651	2,081	3,051	1,501	183
Other Expenses	7,909	7,548	9,985	7,548	4,899
TOTAL EXPENSES	324,276	228,830	284,201	207,212	168,372

Plus: Recapture of fees waived/expenses reimbursed by the Adviser	—	14,819	—	—	—
Less: Fees waived/expenses reimbursed by the Adviser	—	—	—	(59,110)	—
NET EXPENSES	324,276	243,649	284,201	148,102	168,372

NET INVESTMENT INCOME	1,375,837	739,541	1,321,029	601,369	322,810

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	5,126,794	4,498,399	3,315,294	4,206,025	—
Investments	(965,614)	(16,950,406)	(1,991,901)	(397,848)	(304,337)
Foreign currency transactions	(9,364)	7	—	—	(13,177)
	4,151,816	(12,452,000)	1,323,393	3,808,177	(317,514)
Net change in unrealized appreciation (depreciation) on:
Investments	(23,977,060)	(5,460,215)	(767,908)	(2,399,127)	(4,611,529)
Foreign currency translations	16,456	—	—	—	14,847
	(23,960,604)	(5,460,215)	(767,908)	(2,399,127)	(4,596,682)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(19,808,788)	(17,912,215)	555,485	1,409,050	(4,914,196)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(18,432,951)	$(17,172,674)	$1,876,514	$2,010,419	$(4,591,386)

*	The Inspire International ESG ETF commenced operations on September 30, 2019.

See accompanying notes to financial statements.

Inspire Global Hope ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2020	Year Ended
	(Unaudited)	November 30, 2019
FROM OPERATIONS
Net investment income	$1,375,837	$3,216,723
Net realized gain (loss) on investments and foreign currency transactions	4,151,816	(998,557)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(23,960,604)	15,160,171
Net increase (decrease) in net assets resulting from operations	(18,432,951)	17,378,337

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(1,349,060)	(3,508,625)
Net decrease in net assets resulting from distributions to shareholders	(1,349,060)	(3,508,625)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	11,457,952	68,599,110
Cost of shares redeemed	(38,716,648)	(9,566,081)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(27,258,696)	59,033,029

TOTAL INCREASE (DECREASE) IN NET ASSETS	(47,040,707)	72,902,741

NET ASSETS
Beginning of Period	160,672,980	87,770,239
End of Period	$113,632,273	$160,672,980

SHARE ACTIVITY
Shares Sold	450,000	2,500,000
Shares Redeemed	(1,500,000)	(350,000)
Net increase (decrease) in shares of beneficial interest outstanding	(1,050,000)	2,150,000

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2020	Year Ended
	(Unaudited)	November 30, 2019
FROM OPERATIONS
Net investment income	$739,541	$953,220
Net realized loss on investments and foreign currency transactions	(12,452,000)	(2,168,687)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(5,460,215)	7,293,332
Net increase (decrease) in net assets resulting from operations	(17,172,674)	6,077,865

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(577,620)	(1,764,670)
Net decrease in net assets resulting from distributions to shareholders	(577,620)	(1,764,670)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	16,461,592	60,912,677
Cost of shares redeemed	(26,457,799)	(16,788,007)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(9,996,207)	44,124,670

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,746,501)	48,437,865

NET ASSETS
Beginning of Period	99,226,093	50,788,228
End of Period	$71,479,592	$99,226,093

SHARE ACTIVITY
Shares Sold	700,000	2,350,000
Shares Redeemed	(1,100,000)	(650,000)
Net increase (decrease) in shares of beneficial interest outstanding	(400,000)	1,700,000

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2020	Year Ended
	(Unaudited)	November 30, 2019
FROM OPERATIONS
Net investment income	$1,321,029	$2,617,012
Net realized gain on investments	1,323,393	453,112
Net change in unrealized appreciation (depreciation) on investments	(767,908)	5,123,773
Net increase in net assets resulting from operations	1,876,514	8,193,897

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(1,603,410)	(2,592,260)
Net decrease in net assets resulting from distributions to shareholders	(1,603,410)	(2,592,260)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	48,925,057	77,661,864
Cost of shares redeemed	(61,397,444)	(2,571,518)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(12,472,387)	75,090,346

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,199,283)	80,691,983

NET ASSETS
Beginning of Period	138,722,618	58,030,635
End of Period	$126,523,335	$138,722,618

SHARE ACTIVITY
Shares Sold	1,900,000	3,100,000
Shares Redeemed	(2,400,000)	(100,000)
Net increase (decrease) in shares of beneficial interest outstanding	(500,000)	3,000,000

See accompanying notes to financial statements.

Inspire 100 ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2020	Year Ended
	(Unaudited)	November 30, 2019
FROM OPERATIONS
Net investment income	$601,369	$964,882
Net realized gain (loss) on investments	3,808,177	(1,898,818)
Net change in unrealized appreciation (depreciation) on investments	(2,399,127)	11,262,989
Net increase in net assets resulting from operations	2,010,419	10,329,053

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(593,925)	(724,530)
Net decrease in net assets resulting from distributions to shareholders	(593,925)	(724,530)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	24,665,380	44,297,144
Cost of shares redeemed	(23,372,072)	—
Net increase in net assets resulting from shares of beneficial interest	1,293,308	44,297,144

TOTAL INCREASE IN NET ASSETS	2,709,802	53,901,667

NET ASSETS
Beginning of Period	92,986,253	39,084,586
End of Period	$95,696,055	$92,986,253

SHARE ACTIVITY
Shares Sold	900,000	1,650,000
Shares Redeemed	(850,000)	—
Net increase in shares of beneficial interest outstanding	50,000	1,650,000

See accompanying notes to financial statements.

Inspire International ESG ETF
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2020	Period Ended
	(Unaudited)	November 30, 2019 (a)
FROM OPERATIONS
Net investment income (loss)	$322,810	$(21,362)
Net realized loss on foreign currency transactions	(317,514)	(7,450)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(4,596,682)	867,890
Net increase (decrease) in net assets resulting from operations	(4,591,386)	839,078

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(155,523)	—
Net decrease in net assets resulting from distributions to shareholders	(155,523)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	38,596,021	11,090,970
Net increase in net assets resulting from shares of beneficial interest	38,596,021	11,090,970

TOTAL INCREASE IN NET ASSETS	33,849,112	11,930,048

NET ASSETS
Beginning of Period	11,930,048	—
End of Period	$45,779,160	$11,930,048

SHARE ACTIVITY
Shares Sold	1,550,000	450,000
Net increase in shares of beneficial interest outstanding	1,550,000	450,000

(a)	The Inspire International ESG ETF commenced operations on September 30, 2019.

See accompanying notes to financial statements.

Inspire Global Hope ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	May 31, 2020		Year Ended		Year Ended	Period Ended
	(Unaudited)		November 30, 2019		November 30, 2018	November 30, 2017 (1)
Net asset value, beginning of period	$29.21		$26.20		$27.86	$25.00
Activity from investment operations:
Net investment income (2)	0.28		0.67		0.48	0.36
Net realized and unrealized gain (loss) on investments	(3.69)		3.08		(1.49)	2.78
Total from investment operations	(3.41)		3.75		(1.01)	3.14
Less distributions from:
Net investment income	(0.23)		(0.58)		(0.49)	(0.28)
Net realized gains	(0.03)		(0.16)		(0.16)	—
Total distributions	(0.26)		(0.74)		(0.65)	(0.28)
Net asset value, end of period	$25.54		$29.21		$26.20	$27.86
Total return (6)	(11.63	)% (4)	14.60%		(3.74)%	12.63	% (4)
Net assets, at end of period (000s)	$113,632		$160,673		$87,770	$52,929
Ratio of gross expenses to average net assets (3)	0.49%		0.52	% (8)	0.62%	0.75%
Ratio of net expenses to average net assets (3)	0.49%		0.54	% (7)	0.62%	0.65%
Ratio of net investment income to average net assets (3)	2.10%		2.42%		1.71%	1.80%
Portfolio Turnover Rate (5)	15	% (4)	22%		22%	15	% (4)

(1)	The Inspire Global Hope ETF commenced operations on February 27, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursement fees from prior periods.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursement fees from prior periods.

Inspire Small/Mid Cap Impact ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	May 31, 2020		Year Ended	Year Ended	Period Ended
	(Unaudited)		November 30, 2019	November 30, 2018	November 30, 2017 (1)
Net asset value, beginning of period	$27.56		$26.73	$26.82	$25.00
Activity from investment operations:
Net investment income (2)	0.22		0.32	0.30	0.20
Net realized and unrealized gain (loss) on investments	(5.28)		1.29	0.20 (7)	1.73
Total from investment operations	(5.06)		1.61	0.50	1.93
Less distributions from:
Net investment income	(0.15)		(0.22)	(0.21)	(0.11)
Net realized gains	(0.01)		(0.56)	(0.38)	—
Total distributions	(0.16)		(0.78)	(0.59)	(0.11)
Net asset value, end of period	$22.34		$27.56	$26.73	$26.82
Total return (6)	(18.27	)% (4)	6.42%	1.89%	7.75	% (4)
Net assets, at end of period (000s)	$71,480		$99,226	$50,788	$29,499
Ratio of gross expenses to average net assets (3)	0.58	% (9)	0.64%	0.71%	0.94%
Ratio of net expenses to average net assets (3)	0.60	% (8)	0.60%	0.62%	0.65%
Ratio of net investment income to average net assets (3)	1.82%		1.24%	1.07%	1.06%
Portfolio Turnover Rate (5)	40	% (4)	42%	24%	16	% (4)

(1)	The Small/Mid Cap Impact ETF commenced operations on February 27, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	The amount of net realized and unrealized gain on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

(8)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursement fees from prior periods.

(9)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursement fees from prior periods.

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	May 31, 2020		Year Ended		Year Ended		Period Ended
	(Unaudited)		November 30, 2019		November 30, 2018		November 30, 2017 (1)
Net asset value, beginning of period	$25.69		$24.18		$24.95		$25.00
Activity from investment operations:
Net investment income (2)	0.28		0.64		0.56		0.18
Net realized and unrealized gain (loss) on investments	0.19		1.49		(0.81)		(0.09)
Total from investment operations	0.47		2.13		(0.25)		0.09
Less distributions from:
Net investment income	(0.26)		(0.62)		(0.52)		(0.14)
Net realized gains	(0.08)		—		(0.00	) (7)	—
Total distributions	(0.34)		(0.62)		(0.52)		(0.14)
Net asset value, end of period	$25.82		$25.69		$24.18		$24.95
Total return (6)	1.85	% (4)	8.91%		(0.99)%		0.37	% (4)
Net assets, at end of period (000s)	$126,523		$138,723		$58,031		$22,453
Ratio of gross expenses to average net assets (3)	0.48%		0.50	% (9)	0.68%		1.51%
Ratio of net expenses to average net assets (3)	0.48%		0.58	% (8)	0.62%		0.65%
Ratio of net investment income to average net assets (3)	2.21%		2.52%		2.27%		1.81%
Portfolio Turnover Rate (5)	8	% (4)	18%		5%		6	% (4)

(1)	The Inspire Corporate Bond Impact ETF commenced operations on July 10, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	Represents less than $0.005.

(8)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursement fees from prior periods.

(9)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursement fees from prior periods.

See accompanying notes to financial statements.

Inspire 100 ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	May 31, 2020		Year Ended	Year Ended	Period Ended
	(Unaudited)		November 30, 2019	November 30, 2018	November 30, 2017 (1)
Net asset value, beginning of period	$29.52		$26.06	$25.69	$25.00
Activity from investment operations:
Net investment income (2)	0.20		0.43	0.61	0.05
Net realized and unrealized gain on investments	0.39		3.35	0.19 (7)	0.64
Total from investment operations	0.59		3.78	0.80	0.69
Less distributions from:
Net investment income	(0.20)		(0.31)	(0.42)	—
Net realized gains	—		(0.01)	—	—
Return of capital	—		—	(0.01)	—
Total distributions	(0.20)		(0.32)	(0.43)	—
Net asset value, end of period	$29.91		$29.52	$26.06	$25.69
Total return (6)	2.09	% (4)	14.64%	3.09%	2.76	% (4)
Net assets, at end of period (000s)	$95,696		$92,986	$39,085	$6,423
Ratio of gross expenses to average net assets (3)	0.49%		0.57%	0.84%	3.78%
Ratio of net expenses to average net assets (3)	0.35%		0.35%	0.35%	0.35%
Ratio of net investment income to average net assets (3)	1.42%		1.59%	2.27%	2.41%
Portfolio Turnover Rate (5)	7	% (4)	23%	8%	0	% (4)

(1)	The Inspire 100 ETF commenced operations on October 30, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	The amount of net realized and unrealized gain on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

See accompanying notes to financial statements.

Inspire International ESG ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	May 31, 2020	Period Ended
	(Unaudited)	November 30, 2019 (1)
Net asset value, beginning of period	$26.51	$25.00
Activity from investment operations:
Net investment income (loss) (2)	0.25	(0.05)
Net realized and unrealized gain (loss) on investments	(3.78)	1.56
Total from investment operations	(3.53)	1.51
Less distributions from:
Net investment income	(0.09)	—
Total distributions	(0.09)	—
Net asset value, end of period	$22.89	$26.51
Total return (4)(6)	(13.26)%	6.04%
Net assets, at end of period (000s)	$45,779	$11,930
Ratio of net expenses to average net assets (3)	1.11%	2.44%
Ratio of net investment income (loss) to average net assets (3)	2.12%	(1.16)%
Portfolio Turnover Rate (4)(5)	11%	0%

(1)	The Inspire International ESG ETF commenced operations on September 30, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2020

1.	ORGANIZATION

The Inspire Global Hope ETF (“BLES”), Inspire Small/Mid Cap Impact ETF (“ISMD”), Inspire Corporate Bond Impact ETF (“IBD”), Inspire 100 ETF (“BIBL”), and Inspire International ESG ETF (“WWJD”) (each a “Fund” and collectively the “Funds”) are each diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. BLES’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Global Hope Large Cap Equal Weight Index. ISMD’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Small/Mid Cap Impact Equal Weight Index. IBD’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Corporate Bond Impact Equal Weight Index. BIBL’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire 100 Market Cap Weight Index. WWJD’s investment objective seeks to replicate the investment results that generally correspond, before fees and expenses, to the performance of the Inspire Global Hope ex-US Index. The investment objectives are non-fundamental. BLES and ISMD commenced operations on February 27, 2017. IBD commenced operations on July 10, 2017. BIBL commenced operations on October 30, 2017. WWJD commenced operations on September 30, 2019.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2020

purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants, such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) the adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause an adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available, the spread between bid and ask prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities, are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2020

Securities Lending Risk – Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Fixed Income Risk – When a Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by each Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk – Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. The lack of readily available public information may lead to inaccurate Inspire Impact Scores. Not all countries and jurisdictions monitor or regulate all environmental, social and governance (ESG) factors so that there may be no relevant information available for certain factors. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2020

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2020 for the Funds’ assets measured at value:

BLES
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$112,217,064	$—	$—	$112,217,064
Money Market Fund	2,264,091	—	—	2,264,091
Rights	54,489	—	—	54,489
Total	$114,535,644	$—	$—	$114,535,644

ISMD
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$70,382,752	$—	$—	$70,382,752
Money Market Fund	10,666,961	—	—	10,666,961
Total	$81,049,713	$—	$—	$81,049,713

IBD
Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$119,124,422	$—	$119,124,422
Total	$—	$119,124,422	$—	$119,124,422

BIBL
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$94,642,759	$—	$—	$94,642,759
Money Market Fund	315,100	—	—	315,100
Total	$94,957,859	$—	$—	$94,957,859

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2020

WWJD
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$40,652,787	$—	$—	$40,652,787
Money Market Fund	351,877	—	—	351,877
Rights	43,605	—	—	43,605
Total	$41,048,269	$—	$—	$41,048,269

The Funds did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly for BLES, ISMD, BIBL, and WWJD, and monthly for IBD. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended November 30, 2018 – November 30, 2019, or expected to be taken in each Fund’s November 30, 2020 year-end tax returns. Each Fund identified its major tax jurisdictions as U.S. federal, Ohio (Nebraska in prior years) and foreign jurisdictions where the Fund makes significant investments. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2020

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended May 31, 2020, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

	Purchases	Sales
BLES	$18,876,718	$20,003,654
ISMD	$33,279,286	$32,276,194
IBD	$5,924,814	$8,856,615
BIBL	$5,771,930	$5,880,180
WWJD	$5,310,251	$2,901,151

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2020

For the six months ended May 31, 2020, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

	Purchases	Sales
BLES	$10,549,480	$36,034,447
ISMD	$19,021,270	$26,230,045
IBD	$45,784,546	$76,044,950
BIBL	$24,294,022	$23,081,781
WWJD	$32,762,198	$—

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board. CWM Advisors, LLC (the “Adviser”) serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Trust.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.30% of each Fund’s average daily net assets for BLES, ISMD, IBD, and BIBL, and at an annual rate of 0.45% for WWJD. For the six months ended May 31, 2020, the Adviser earned $197,170, $122,052, $179,028, $126,922, and $68,002 in advisory fees for BLES, ISMD, IBD, BIBL, and WWJD, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed for BLES, ISMD, IBD and BIBL, at least until March 31, 2021, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.60% and 0.35% of average daily net assets for ISMD and BIBL, respectively . WWJD currently does not have a Waiver Agreement in place. The Waiver Agreements for BLES and IBD expired on March 30, 2020.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its Expense Limitation, or limitation in place at time of waiver, the Adviser, on a rolling three-year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s operating expense to exceed the Expense Limitation. If a Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended. For the six months ended, the Adviser waived fees and/or reimbursed expenses in the amount of $59,110 for BIBL pursuant to the Waiver Agreement. For the six months ended the Adviser recaptured $14,819 of previously waived fees for ISMD.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2020

The following amounts previously waived by the Adviser are subject to recapture by the Funds by the following dates:

	11/30/2020	11/30/2021	11/30/2022
ISMD	$—	$27,111	$28,449
BIBL	$16,256	$117,184	$131,308

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Gemini Fund Services, LLC (“GFS”) – GFS, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including Northern Lights Distributors, LLC (“NLD”) and Northern Lights Compliance Services, LLC (“NLCS”)(collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2020

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for BLES, ISMD, BIBL, and WWJD, and 100,000 shares for IBD. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Funds are listed in the table below:

ETFs	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
BLES	$5,000	2.00%*
ISMD	$4,500	2.00%*
IBD	$2,500	2.00%*
BIBL	$750	2.00%*
WWJD	$750	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2020

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year or period ended November 30, 2019 and November 30, 2018 was as follows:

For the Year Ended November 30, 2019:

	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
BLES	$3,219,187	$289,438	$—	$3,508,625
ISMD	1,468,473	296,197	—	1,764,670
IBD	2,592,260	—	—	2,592,260
BIBL	724,530	—	—	724,530
WWJD	—	—	—	—

For the Year Ended November 30, 2018:

	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
BLES	$1,595,990	$7,220	—	$1,603,210
ISMD	742,015	5,830	—	747,845
IBD	905,300	—	—	905,300
BIBL	422,936	4,291	21,298	448,525
WWJD	—	—	—	—

As of November 30, 2019, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
BLES	$529,628	$—	$—	$—	$—	$11,890,391	$12,420,019
ISMD	157,412	—	—	(238,571)	—	5,099,120	5,017,961
IBD	342,818	107,242	—	—	—	3,940,947	4,391,007
BIBL	195,274	—	—	(1,137,456)	—	9,822,430	8,880,248
WWJD	243	—	(10,683)	—	—	858,808	848,368

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, real estate investment trusts, passive foreign investment companies, adjustments for partnerships, and C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. WWJD incurred and elected to defer such late year losses of $10,683.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2020

At November 30, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, utilized capital loss carryforwards as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	Utilized
BLES	$—	$—	$—	$—
ISMD	—	238,571	238,571	—
IBD	—	—	—	4,192
BIBL	310,462	826,994	1,137,456	—
WWJD	—	—	—	—

Permanent book and tax differences, primarily attributable to realized gain (loss) on in-kind redemptions, passive foreign investment company (PFIC) adjustments and non-deductible expenses, resulted in reclassifications for the Funds for the period ended November 30, 2019 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
BLES	$(556,581)	$556,581
ISMD	(1,369,194)	1,369,194
IBD	—	—
BIBL	(3,689)	3,689
WWJD	(9,290)	9,290

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
BLES	$126,620,167	$10,645,899	$(22,730,422)	$(12,084,523)
ISMD	81,410,808	6,992,281	(7,353,376)	(361,095)
IBD	115,951,383	3,490,266	(317,227)	3,173,039
BIBL	87,534,556	13,123,622	(5,700,319)	7,423,303
WWJD	44,801,055	1,091,788	(4,844,574)	(3,752,786)

8.	SECURITIES LENDING

Each Fund may lend up to 33 1 3% of the value of the securities in their portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Custodian. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. Each Fund receives compensation in the form of fees. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2020

payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is held by the Custodian in accordance with the custody agreement. Each Fund could experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of May 31, 2020, the value of the securities on loan and payable for collateral due to broker were as follows:

	Market Value	Collateral Value
	of Securities	of Securities on
	on Loan	Loan
BLES	$2,188,050	$2,264,091
ISMD	10,117,193	10,666,961
BIBL	308,890	315,100
WWJD	341,911	351,877

The following table is a summary of the Funds’ securities loaned and related collateral, which are subject to a netting agreement as of May 31, 2020:

				Gross Amount Not
				Offset in the Statement
				of Assets and Liabilities
		Gross Amounts	Net Amounts of
	Gross	Offset in the	Assets Presented
	Amounts of	Statement of	in the Statement
	Recognized	Assets and	of Assets and	Financial	Collateral	Net
Fund	Assets	Liabilities	Liabilities	Instruments	Received	Amount
BLES Securities Lending	$2,264,091	$—	$2,264,091	$—	$2,264,091	$—
ISMD Securities Lending	10,666,961	—	10,666,961	—	10,666,961	—
BIBL Securities Lending	315,100	—	315,100	—	315,100	—
WWJD Securities Lending	351,877	—	351,877	—	351,877	—

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. As of May 31, 2020, the collateral consisted of institutional government money market funds.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2020

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

The Board of Trustees declared the following distributions after May 31, 2020:

	Distribution Per Share	Record Date	Payable Date
BLES	$0.1616	6/29/2020	7/6/2020
ISMD	$0.0829	6/29/2020	7/6/2020
IBD	$0.0423	6/29/2020	7/6/2020
BIBL	$0.0918	6/29/2020	7/6/2020
WWJD	$0.0953	6/29/2020	7/6/2020

The Inspire ETFs
EXPENSE EXAMPLES (Unaudited)
May 31, 2020

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2019 through May 31, 2020.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Actual	12/1/19	5/31/20	12/1/19 - 5/31/20	12/1/19 - 5/31/20
BLES	$1,000.00	$883.70	$2.31	0.49%
ISMD	$1,000.00	$817.30	$2.73	0.60%
IBD	$1,000.00	$1,018.50	$2.42	0.48%
BIBL	$1,000.00	$1,020.90	$1.77	0.35%
WWJD	$1,000.00	$869.00	$1.64	1.11%

Hypothetical
(5% return before expenses)
BLES	$1,000.00	$1,022.55	$2.48	0.49%
ISMD	$1,000.00	$1,022.00	$3.03	0.60%
IBD	$1,000.00	$1,022.60	$2.43	0.48%
BIBL	$1,000.00	$1,023.25	$1.77	0.35%
WWJD	$1,000.00	$1,019.45	$1.77	1.11%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio net of waived/reimbursed fees, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 183/366 (to reflect the full half-year period).

**	Annualized.

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
May 31, 2020

Approval of the Investment Advisor Agreement – CWM Advisors, LLC dba Inspire

In connection with the Meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”), held on January 14, 2020, the Trustees, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Inspire Advisory Agreement”) between CWM Advisors, LLC dba Inspire (the “Adviser”) and the Trust, with respect to the Inspire Corporate Bond Impact ETF (“Inspire Corporate”), Inspire Global Hope ETF (“Inspire Global Hope”), Inspire Small/Mid Cap Impact (“Inspire Small/Mid Cap Impact”), Inspire 100 ETF (“Inspire 100”) and Inspire International ESG ETF (“Inspire International”), (together the “Inspire ETFs” or the “Funds”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees reviewed and discussed the 15(c) materials that were provided in advance of the Meeting and deliberated on the approval of the Inspire Advisory Agreement. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the advisory agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Inspire Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted the investment experience and background of the key investment personnel responsible for servicing the Funds. The Trustees discussed the Adviser’s adherence to the Inspire Impact Score© investment methodology. The Trustees reviewed the Adviser’s practices for monitoring compliance as set forth in the investment adviser questionnaire responses. The Trust CCO noted the adequacy of the Adviser’s compliance program. The Board noted that the Adviser and its administrator provide the Board at its regular quarterly meetings reports on the Inspire ETFs’ daily trading on the listing exchange as well as third-party data and analysis provider. After further discussion, the Trustees concluded that the Adviser continues to have the ability to provide a level of service consistent with their expectations.

Performance. The Trustees discussed the reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) and reviewed the performance of each Inspire ETF as compared to the Inspire index it seeks to track and secondarily compared to its Broadridge selected peer group and Morningstar category for the one year and since inception periods. The Trustees considered each Fund’s respective investment objectives and each of the Fund’s peer group and Morningstar category, noting the shortage of direct comparison because none were passively managed biblically responsible ETFs:

Inspire 100: The Trustees considered the Fund’s performance, noting that the Fund seeks to track its own Inspire benchmark index. The Trustees evaluated the correlation and tracking error between the Inspire benchmark index and Inspire’s performance. Based on its review, the

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2020

Trustees found that the nature and extent of services provided to the Fund under the Advisory Agreement was appropriate and that the quality was satisfactory. The Trustees noted that the Fund’s performance was lower than the Index the Fund tracks for the applicable periods, recognizing that unlike the Fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses. The Trustees concluded Inspire 100’s performance was not unreasonable.

Inspire Corporate Bond: The Trustees considered the Fund’s performance noting that the Fund seeks to track its own Inspire benchmark index. The Trustees evaluated the correlation and tracking error between the Inspire benchmark index and Inspire’s performance. Based on its review, the Trustees found that the nature and extent of services provided to the Fund under the Advisory Agreement was appropriate and that the quality was satisfactory. The Trustees noted that the Fund’s performance was lower than the Index the Fund tracks for the applicable periods, recognizing that unlike the Fund, the performance of the unmanaged Index does not reflect deductions for transaction costs, taxes, management fees or other expenses. The Trustees concluded Inspire Corporate Bond’s performance was not unreasonable.

Inspire Global Hope: The Trustees considered the Fund’s performance noting that the Fund seeks to track its own Inspire benchmark index. The Trustees evaluated the correlation and tracking error between the Inspire benchmark index and Inspire’s performance. Based on its review, the Trustees found that the nature and extent of services provided to the Fund under the Advisory Agreement was appropriate and that the quality was satisfactory. The Trustees noted the Fund’s performance was lower than the Inspire benchmark index the Fund tracks for the one-year period and since inception period, recognizing that unlike the Fund, the performance of the unmanaged Index does not reflect deductions for transaction costs, taxes, management fees or other expenses. The Trustees concluded Inspire Global Hope’s performance was not unreasonable.

Inspire Small/Mid Cap Impact: The Trustees considered the Fund’s performance noting that the Fund seeks to track its own Inspire benchmark index. The Trustees evaluated the correlation and tracking error between the Inspire benchmark index and Inspire’s performance. Based on its review, the Trustees found that the nature and extent of services provided to the Fund under the Advisory Agreement was appropriate and that the quality was satisfactory. The Trustees noted the Fund’s performance was lower than the Inspire benchmark index the Fund tracks for the one-year period and since inception period, recognizing that unlike the Fund, the performance of the unmanaged Index does not reflect deductions for transaction costs, taxes, management fees or other expenses. The Trustees concluded Inspire Small/Mid Cap Impact’s performance was not unreasonable.

Fees and Expenses.

Inspire 100: The Trustees evaluated the Fund’s advisory fee, noting that the advisory fee of 0.30% was lower than the Broadridge peer group average and Morningstar category average. The Trustees discussed the Fund’s net expense ratio and noted that it was lower that its Broadridge

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2020

peer group average and in line with the Morningstar Category Average. The Trustees considered that the Adviser had an expense limitation in place with respect to the Fund and is planning on renewing it for an additional year. The Trustees concluded that the Fund’s advisory fee was not unreasonable.

Inspire Corporate Bond: The Trustees evaluated the Fund’s advisory fee, noting that the advisory fee of 0.30% was higher than the Broadridge peer group median and peer group average. They further noted that the Fund’s advisory fee was higher than the Morningstar category average and median, but within the range of the Morningstar category. The Trustees discussed the Fund’s net expense ratio and noted that it was higher than its peer group average and peer group median. They further noted that the Fund’s net expense ratio was higher than its assigned Morningstar category median and average. The Board further considered the Adviser’s assertion that non-advisory fee related expenses were a driver of total operating expenses and that the Fund’s advisory fee on an absolute basis was low given the services provided by the Adviser. The Trustees concluded that the Fund’s advisory fee was not unreasonable.

Inspire Global Hope: The Trustees evaluated the Fund’s advisory fee, noting that the advisory fee of 0.30% was lower than the Broadridge peer group average and median and the Morningstar category average and median. The Trustees discussed the Fund’s net expense ratio and noted that it was higher than its peer group average. They further noted that the Fund’s net expense ratio was higher than its assigned Morningstar category median and average but within the range of that category. The Board further considered the Adviser’s assertion that non-advisory fee related expenses were a driver of total operating expenses and that the Fund’s advisory fee on an absolute basis was low given the services provided by the Adviser. The Trustees concluded that the Fund’s advisory fee was not unreasonable.

Inspire Small/Mid Cap Impact: The Trustees evaluated the Fund’s advisory fee, noting that the advisory fee of 0.30% was lower than the Broadridge peer group median and average, and higher than the Morningstar category average and in line with the Morningstar category median. The Trustees discussed the Fund’s net expense ratio and noted that it was higher than its peer group average. The Trustees considered that the Adviser had an expense limitation in place with respect to the Fund. They further noted that the Fund’s net expense ratio was higher that its assigned Morningstar category median and average but within the range of that category. The Trustees considered that the Adviser had an expense limitation in place with respect to the Fund and is planning on renewing it for an additional year. The Board further considered the Adviser’s assertion that non-advisory fee related expenses were a driver of total operating expenses and Fund size and that the Fund’s advisory fee on an absolute basis was low given the services provided by the Adviser. The Trustees concluded that the Fund’s advisory fee was not unreasonable.

Profitability. The Trustees reviewed Inspire’s profitability analysis in connection with the advisory services it provides to each of the Inspire ETFs. The Trustees noted that Inspire was managing Inspire 100 at a loss. The Trustees further noted Inspire was operating Inspire Corporate, Inspire

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2020

Global Hope and Inspire Small/Mid Cap each at a modest profit. The Trustees concluded, therefore, that Inspire’s profitability with respect to each Fund was not excessive.

Economies of Scale. The Trustees noted that economies of scale had not yet been reached. The Trustees noted that consideration of economies of scale would be revisited if Fund assets grow significantly.

Conclusion. The Trustees relied upon the advice of independent counsel, and their own business judgment in determining the material factors to be considered in evaluating the Inspire Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Inspire as the Trustees believed to be reasonably necessary to evaluate the terms of the Inspire Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees including all of the Independent Trustees, determined that, with respect to the re-approval of the Inspire Advisory Agreement, (a) the terms of the Inspire Advisory Agreement were reasonable; (b) the advisory fee paid by each Inspire Fund was not unreasonable; and (c) the profitability of the Adviser earned under the Inspire Advisory Agreement was not excessive with respect to each of the Inspire ETFs and its respective shareholders. In considering the renewal of the Inspire Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the Inspire Advisory Agreement was in the best interests of each Inspire ETF and its respective shareholders, as appropriate. Moreover, the Trustees noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Inspire Advisory Agreement.

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•         Social Security number and wire transfer instructions

•         account transactions and transaction history

•         investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

•   open an account or deposit money

•   direct us to buy securities or direct us to sell your securities

•   seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•   sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•   affiliates from using your information to market to you.

•   sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-658-9473 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.inspireinvesting.com.

INVESTMENT ADVISOR
Inspire (CWM Advisors, LLC)
650 San Benito Street
Suite 130
Hollister, CA 95023

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date 8/7/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date 8/7/20

By (Signature and Title)

/s/ Sam Singh
Sam Singh, Principal Financial Officer/Treasurer

Date 8/7/20